UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund

Schedule of Investments
As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (8.5%)
	McDonald's Corp.	290,975	17,953
	The Walt Disney Co.	485,612	14,903
	Comcast Corp. Class A	750,492	14,732
	Time Warner, Inc.	927,271	12,157
	Home Depot, Inc.	439,552	11,380
	Target Corp.	195,236	9,576
	Lowe's Cos., Inc.	379,588	8,992
	News Corp., Class A	594,244	7,125
	NIKE, Inc. Class B	101,472	6,788
*	Amazon.com, Inc.	82,621	6,011
	Johnson Controls, Inc.	153,627	4,660
	Staples, Inc.	184,240	4,145
	Carnival Corp.	113,167	4,000
	Yum! Brands, Inc.	121,460	3,961
*	Viacom Inc. Class B	159,036	3,950
*	DIRECTV Group, Inc.	149,600	3,915
*	Kohl's Corp.	78,771	3,630
	TJX Cos., Inc.	108,668	3,317
	Best Buy Co., Inc.	87,518	3,282
	Omnicom Group Inc.	82,522	3,182
*	Ford Motor Co.	586,337	3,049
*	Starbucks Corp.	189,441	2,817
	The McGraw-Hill Cos., Inc.	82,179	2,598
	CBS Corp.	174,228	2,540
	Harley-Davidson, Inc.	60,927	2,273
	Fortune Brands, Inc.	38,920	2,232
*	Coach, Inc.	87,409	2,189
	The Gap, Inc.	121,710	2,164
*	Bed Bath & Beyond, Inc.	66,914	2,102
	Marriott International, Inc. Class A	76,776	2,003
	Macy's Inc.	108,679	1,954
	J.C. Penney Co., Inc. (Holding Co.)	57,575	1,920
	H & R Block, Inc.	84,998	1,917
	VF Corp.	22,502	1,740
	Genuine Parts Co.	42,018	1,690
	Mattel, Inc.	93,416	1,685
*	Apollo Group, Inc. Class A	27,585	1,636
	Whirlpool Corp.	19,292	1,530
	Sherwin-Williams Co.	25,534	1,460

*	GameStop Corp. Class A	42,341	1,448
*	Sears Holdings Corp.	14,788	1,383
	General Motors Corp.	146,216	1,382
	International Game Technology	79,978	1,374
	Starwood Hotels & Resorts Worldwide, Inc.	48,208	1,357
*	AutoZone Inc.	10,782	1,330
	Limited Brands, Inc.	74,168	1,285
	Newell Rubbermaid, Inc.	71,509	1,234
	Nordstrom, Inc.	41,436	1,194
	Tiffany & Co.	32,183	1,143
	Eastman Kodak Co.	74,316	1,143
	Hasbro, Inc.	32,605	1,132
	Darden Restaurants Inc.	36,111	1,034
	Gannett Co., Inc.	59,125	1,000
	Polo Ralph Lauren Corp.	14,835	989
*	The Goodyear Tire & Rubber Co.	62,143	951
*	Interpublic Group of Cos., Inc.	121,789	944
	Black & Decker Corp.	15,486	941
	D. R. Horton, Inc.	71,515	931
	Leggett & Platt, Inc.	41,681	908
	Abercrombie & Fitch Co.	22,408	884
	Washington Post Co. Class B	1,568	873
	Family Dollar Stores, Inc.	36,076	855
	The Stanley Works	20,166	842
	Scripps Networks Interactive	23,161	841
*	Expedia, Inc.	54,226	819
	Snap-On Inc.	14,967	788
	Pulte Homes, Inc.	55,624	777
	Wyndham Worldwide Corp.	45,896	721
*	Big Lots Inc.	21,252	591
	RadioShack Corp.	33,756	583
	Lennar Corp. Class A	36,169	549
	Centex Corp.	32,106	520
	Harman International Industries, Inc.	15,181	517
	New York Times Co. Class A	30,202	432
*	Office Depot, Inc.	71,397	416
	Jones Apparel Group, Inc.	21,940	406
	Liz Claiborne, Inc.	24,438	402
	KB Home	19,822	390
*	AutoNation, Inc.	27,949	314
	Meredith Corp.	9,425	264
*	Wendy's/Arby's Group, Inc.	44,514	234
	Dillard's Inc.	14,706	174
	Comcast Corp. Special Class A	4,732	93
*	Viacom Inc. Class A	1,900	47
	CBS Corp. Class A	1,900	28
	News Corp., Class B	200	2
			223,623
Consumer Staples (12.2%)
	The Procter & Gamble Co.	785,351	54,731

	Wal-Mart Stores, Inc.	580,339	34,757
	PepsiCo, Inc.	405,134	28,874
	The Coca-Cola Co.	514,517	27,208
	Philip Morris International Inc.	533,475	25,660
	Kraft Foods Inc.	392,893	12,867
	CVS/Caremark Corp.	371,439	12,503
	Anheuser-Busch Cos., Inc.	186,217	12,082
	Altria Group, Inc.	533,475	10,584
	Colgate-Palmolive Co.	130,848	9,859
	Walgreen Co.	256,294	7,935
	Costco Wholesale Corp.	112,502	7,305
	Kimberly-Clark Corp.	107,502	6,970
	General Mills, Inc.	87,055	5,982
	Sysco Corp.	155,755	4,802
	The Kroger Co.	169,647	4,662
	Avon Products, Inc.	110,121	4,578
	H.J. Heinz Co.	80,823	4,034
	Archer-Daniels-Midland Co.	166,514	3,648
	Kellogg Co.	64,873	3,639
	Wm. Wrigley Jr. Co.	45,194	3,588
	Lorillard, Inc.	44,906	3,195
	Safeway, Inc.	112,875	2,677
	UST, Inc.	38,181	2,541
	Sara Lee Corp.	182,658	2,307
	ConAgra Foods, Inc.	117,357	2,284
	The Clorox Co.	35,758	2,242
	Reynolds American Inc.	44,100	2,144
	Campbell Soup Co.	54,922	2,120
	Molson Coors Brewing Co. Class B	39,050	1,826
	The Hershey Co.	42,935	1,698
	The Estee Lauder Cos. Inc. Class A	29,637	1,479
	Brown-Forman Corp. Class B	20,404	1,465
	Coca-Cola Enterprises, Inc.	82,560	1,385
	McCormick & Co., Inc.	33,143	1,274
	SuperValu Inc.	54,846	1,190
*	Constellation Brands, Inc. Class A	50,395	1,082
	The Pepsi Bottling Group, Inc.	34,986	1,021
	Tyson Foods, Inc.	78,151	933
*	Dean Foods Co.	39,600	925
	Wm. Wrigley Jr. Co. Class B	10,623	839
	Whole Foods Market, Inc.	36,356	728
*	Dr. Pepper Snapple Group, Inc.	123	3
			321,626
Energy (13.4%)
	ExxonMobil Corp.	1,344,311	104,399
	Chevron Corp.	531,668	43,852
	ConocoPhillips Co.	393,327	28,811
	Schlumberger Ltd.	310,382	24,238
	Occidental Petroleum Corp.	211,380	14,892

	Devon Energy Corp.	114,306	10,425
*	Transocean, Inc.	82,617	9,075
	Apache Corp.	86,570	9,028
	Halliburton Co.	227,028	7,353
	Marathon Oil Corp.	182,678	7,283
	XTO Energy, Inc.	142,138	6,612
	Hess Corp.	73,151	6,004
	Anadarko Petroleum Corp.	121,186	5,879
	EOG Resources, Inc.	64,361	5,758
*	National Oilwell Varco Inc.	107,993	5,425
	Chesapeake Energy Corp.	134,891	4,837
	Baker Hughes, Inc.	79,810	4,832
*	Weatherford International Ltd.	176,072	4,426
	Valero Energy Corp.	135,460	4,104
	Spectra Energy Corp.	159,336	3,792
	Williams Cos., Inc.	149,335	3,532
	Smith International, Inc.	55,986	3,283
	Peabody Energy Corp.	70,380	3,167
	Murphy Oil Corp.	49,331	3,164
	Noble Corp.	69,648	3,058
*	Southwestern Energy Co.	88,400	2,700
	Noble Energy, Inc.	44,655	2,482
	El Paso Corp.	181,620	2,318
	CONSOL Energy, Inc.	47,419	2,176
*	Cameron International Corp.	56,000	2,158
	ENSCO International, Inc.	37,100	2,138
*	Nabors Industries, Inc.	72,802	1,814
	Range Resources Corp.	39,936	1,712
	Pioneer Natural Resources Co.	29,365	1,535
	BJ Services Co.	76,260	1,459
	Sunoco, Inc.	30,188	1,074
	Cabot Oil & Gas Corp.	26,789	968
	Rowan Cos., Inc.	29,186	892
	Massey Energy Co.	22,084	788
	Tesoro Corp.	35,434	584
			352,027
Financials (15.8%)
	JPMorgan Chase & Co.	947,143	44,232
	Bank of America Corp.	1,180,196	41,307
	Wells Fargo & Co.	856,386	32,140
	Citigroup, Inc.	1,409,334	28,905
	U.S. Bancorp	450,876	16,240
	The Goldman Sachs Group, Inc.	112,356	14,382
	American Express Co.	299,994	10,629
	Merrill Lynch & Co., Inc.	396,587	10,034
	MetLife, Inc.	176,918	9,907
	Bank of New York Mellon Corp.	296,747	9,668
	Prudential Financial, Inc.	110,441	7,952

	AFLAC Inc.	123,249	7,241
	The Travelers Cos., Inc.	152,846	6,909
	PNC Financial Services Group	89,743	6,704
	Morgan Stanley	287,214	6,606
	The Allstate Corp.	140,082	6,461
	CME Group, Inc.	17,331	6,439
	State Street Corp.	111,660	6,351
	Charles Schwab Corp.	241,414	6,277
	Simon Property Group, Inc. REIT	58,177	5,643
	BB&T Corp.	142,148	5,373
	The Chubb Corp.	93,417	5,129
	Capital One Financial Corp.	97,186	4,956
	Marsh & McLennan Cos., Inc.	132,950	4,222
	Northern Trust Corp.	57,248	4,133
	SunTrust Banks, Inc.	91,599	4,121
	Loews Corp.	93,583	3,696
	T. Rowe Price Group Inc.	66,980	3,597
	Franklin Resources Corp.	39,426	3,475
	Aon Corp.	71,899	3,233
	Vornado Realty Trust REIT	35,422	3,222
	Public Storage, Inc. REIT	32,453	3,213
	The Hartford Financial Services Group Inc.	78,024	3,198
	Equity Residential REIT	70,160	3,116
	Progressive Corp. of Ohio	175,193	3,048
	The Principal Financial Group, Inc.	66,918	2,910
	Boston Properties, Inc. REIT	31,003	2,904
	Lincoln National Corp.	66,525	2,848
	ProLogis REIT	67,718	2,795
	NYSE Euronext	68,997	2,703
	HCP, Inc. REIT	65,246	2,618
	Hudson City Bancorp, Inc.	134,200	2,476
	American International Group, Inc.	695,654	2,316
	Unum Group	89,520	2,247
	Plum Creek Timber Co. Inc. REIT	44,235	2,206
	Kimco Realty Corp. REIT	58,823	2,173
	Ameriprise Financial, Inc.	56,342	2,152
	Invesco, Ltd.	99,486	2,087
	Leucadia National Corp.	45,694	2,076
	Wachovia Corp.	560,397	1,961
	Avalonbay Communities, Inc. REIT	19,915	1,960
	Host Hotels & Resorts Inc. REIT	135,048	1,795
	M & T Bank Corp.	20,020	1,787
	Fifth Third Bancorp	148,639	1,769
	Moody's Corp.	51,260	1,743
	Regions Financial Corp.	179,513	1,723
	Discover Financial Services	123,788	1,711
	Assurant, Inc.	30,709	1,689
*	IntercontinentalExchange Inc.	19,534	1,576
	KeyCorp	128,222	1,531

*	SLM Corp.	120,704	1,489
	XL Capital Ltd. Class A	81,220	1,457
	Legg Mason Inc.	36,467	1,388
*	American Capital Ltd.	53,892	1,375
	Torchmark Corp.	22,646	1,354
	Marshall & Ilsley Corp.	67,008	1,350
	Comerica, Inc.	38,813	1,273
	Cincinnati Financial Corp.	42,195	1,200
	Zions Bancorp	29,733	1,151
	Janus Capital Group Inc.	41,589	1,010
	Developers Diversified Realty Corp. REIT	31,066	984
	Genworth Financial Inc.	111,926	964
	General Growth Properties Inc. REIT	59,183	894
	Apartment Investment & Management Co. Class A REIT	22,272	780
	Huntington Bancshares Inc.	94,228	753
	Federated Investors, Inc.	22,495	648
	MBIA, Inc.	50,785	604
*	CB Richard Ellis Group, Inc.	44,821	599
	Sovereign Bancorp, Inc.	141,458	559
	CIT Group Inc.	72,682	506
	First Horizon National Corp.	52,573	499
*	E*TRADE Financial Corp.	139,049	389
	National City Corp.	196,374	344
	MGIC Investment Corp.	32,742	230
	Washington Mutual, Inc.	216,670	18
			417,333
Health Care (13.1%)
	Johnson & Johnson	723,187	50,102
	Pfizer Inc.	1,744,767	32,174
	Abbott Laboratories	398,957	22,972
	Merck & Co., Inc.	554,427	17,498
*	Amgen, Inc.	273,793	16,228
	Medtronic, Inc.	291,974	14,628
	Wyeth	345,017	12,745
	Eli Lilly & Co.	258,947	11,401
*	Gilead Sciences, Inc.	238,160	10,855
	Bristol-Myers Squibb Co.	512,699	10,690
	Baxter International, Inc.	162,508	10,665
	UnitedHealth Group Inc.	315,121	8,001
	Schering-Plough Corp.	420,679	7,770
*	Celgene Corp.	117,779	7,453
	Covidien Ltd.	129,791	6,978
*	WellPoint Inc.	132,288	6,187
*	Thermo Fisher Scientific, Inc.	108,394	5,962
*	Medco Health Solutions, Inc.	130,802	5,886
*	Genzyme Corp.	69,520	5,623
	Becton, Dickinson & Co.	63,052	5,061
*	Boston Scientific Corp.	388,334	4,765

*	Express Scripts Inc.	63,888	4,716
	Cardinal Health, Inc.	92,859	4,576
	Aetna Inc.	122,248	4,414
	Allergan, Inc.	79,498	4,094
	Stryker Corp.	64,098	3,993
*	St. Jude Medical, Inc.	88,505	3,849
	McKesson Corp.	71,405	3,842
*	Biogen Idec Inc.	75,208	3,782
*	Zimmer Holdings, Inc.	58,328	3,766
	C.R. Bard, Inc.	25,614	2,430
	CIGNA Corp.	71,210	2,420
*	Intuitive Surgical, Inc.	10,009	2,412
*	Forest Laboratories, Inc.	78,817	2,229
	Quest Diagnostics, Inc.	40,754	2,106
*	Laboratory Corp. of America Holdings	28,700	1,995
*	Varian Medical Systems, Inc.	32,449	1,854
*	Barr Pharmaceuticals Inc.	28,022	1,830
*	Humana Inc.	43,759	1,803
*	Hospira, Inc.	41,294	1,577
	AmerisourceBergen Corp.	41,072	1,546
*	DaVita, Inc.	27,000	1,539
*	Waters Corp.	25,658	1,493
	Applied Biosystems Inc.	43,562	1,492
*	Coventry Health Care Inc.	38,480	1,253
*	Millipore Corp.	14,274	982
*	Mylan Inc.	79,019	902
	IMS Health, Inc.	46,804	885
*	Watson Pharmaceuticals, Inc.	26,877	766
	PerkinElmer, Inc.	30,637	765
*	Patterson Cos.	23,640	719
*	King Pharmaceuticals, Inc.	63,532	609
*	Tenet Healthcare Corp.	107,917	599
			344,882
Industrials (11.1%)
	General Electric Co.	2,574,809	65,658
	United Parcel Service, Inc.	260,857	16,405
	United Technologies Corp.	249,525	14,986
	3M Co.	180,863	12,355
	The Boeing Co.	191,623	10,990
	Lockheed Martin Corp.	86,214	9,455
	Caterpillar, Inc.	157,483	9,386
	Union Pacific Corp.	131,720	9,373
	Emerson Electric Co.	200,860	8,193
	Honeywell International Inc.	192,714	8,007
	General Dynamics Corp.	102,792	7,567
	Burlington Northern Santa Fe Corp.	73,064	6,753
	Norfolk Southern Corp.	97,124	6,431
	FedEx Corp.	80,497	6,362
	CSX Corp.	105,546	5,760

	Raytheon Co.	105,555	5,648
	Deere & Co.	110,400	5,465
	Northrop Grumman Corp.	87,454	5,294
	Illinois Tool Works, Inc.	103,439	4,598
	Danaher Corp.	66,026	4,582
	Tyco International, Ltd.	123,091	4,311
	Waste Management, Inc.	126,930	3,997
	PACCAR, Inc.	94,099	3,594
	L-3 Communications Holdings, Inc.	31,477	3,095
	Precision Castparts Corp.	35,983	2,835
	Southwest Airlines Co.	189,186	2,745
	ITT Industries, Inc.	47,102	2,619
	Fluor Corp.	46,408	2,585
	Ingersoll-Rand Co.	82,167	2,561
	Eaton Corp.	43,101	2,421
	Parker Hannifin Corp.	43,520	2,306
	Cummins Inc.	52,484	2,295
	C.H. Robinson Worldwide Inc.	44,122	2,248
	Rockwell Collins, Inc.	41,292	1,986
	Dover Corp.	48,706	1,975
	Expeditors International of Washington, Inc.	55,100	1,920
	Textron, Inc.	64,408	1,886
	Cooper Industries, Inc. Class A	44,966	1,796
	Pitney Bowes, Inc.	53,601	1,783
*	Jacobs Engineering Group Inc.	31,485	1,710
	Masco Corp.	93,519	1,678
	Fastenal Co.	33,441	1,652
	W.W. Grainger, Inc.	16,783	1,460
	Rockwell Automation, Inc.	37,833	1,413
	Goodrich Corp.	32,448	1,350
	R.R. Donnelley & Sons Co.	54,508	1,337
	Avery Dennison Corp.	27,487	1,223
	Equifax, Inc.	33,387	1,150
	Pall Corp.	30,895	1,062
	Robert Half International, Inc.	40,401	1,000
*	Allied Waste Industries, Inc.	88,069	978
	Cintas Corp.	33,702	968
	Ryder System, Inc.	14,604	905
*	Terex Corp.	25,194	769
	The Manitowoc Co., Inc.	33,500	521
*	Monster Worldwide Inc.	32,082	478
*	Raytheon Co. Warrants Exp. 6/16/11	2,287	39
	Flowserve Corp.	322	29
			291,948
Information Technology (16.0%)
	Microsoft Corp.	2,032,266	54,241
	International Business Machines Corp.	350,584	41,004
*	Cisco Systems, Inc.	1,528,892	34,492
	Hewlett-Packard Co.	633,865	29,310
	Intel Corp.	1,455,055	27,253
*	Apple Inc.	229,189	26,050
*	Google Inc.	61,843	24,769
*	Oracle Corp.	1,014,185	20,598
	QUALCOMM Inc.	424,612	18,246
	Dell Inc.	451,112	7,434
	Texas Instruments, Inc.	339,652	7,302

*	EMC Corp.	535,801	6,408
	Corning, Inc.	408,283	6,386
*	eBay Inc.	282,700	6,327
*	Yahoo! Inc.	358,600	6,204
	Automatic Data Processing, Inc.	131,703	5,630
*	Adobe Systems, Inc.	137,390	5,423
	Applied Materials, Inc.	347,555	5,258
	Western Union Co.	189,022	4,663
*	Symantec Corp.	217,255	4,254
	Motorola, Inc.	587,409	4,194
	Tyco Electronics Ltd.	122,291	3,383
	MasterCard, Inc. Class A	18,663	3,309
*	Electronic Arts Inc.	82,355	3,046
*	Juniper Networks, Inc.	140,889	2,969
*	Agilent Technologies, Inc.	92,647	2,748
	Paychex, Inc.	82,875	2,737
*	Intuit, Inc.	82,944	2,622
	Xerox Corp.	226,035	2,606
*	Broadcom Corp.	114,545	2,134
	CA, Inc.	102,135	2,039
*	Fiserv, Inc.	42,391	2,006
	Analog Devices, Inc.	75,017	1,977
*	Autodesk, Inc.	57,833	1,940
	Linear Technology Corp.	57,297	1,757
*	Cognizant Technology Solutions Corp.	74,710	1,706
	Xilinx, Inc.	71,786	1,683
*	MEMC Electronic Materials, Inc.	58,504	1,653
	Harris Corp.	34,700	1,603
	Altera Corp.	77,491	1,602
*	Computer Sciences Corp.	39,014	1,566
*	NetApp, Inc.	85,118	1,552
	Amphenol Corp.	38,590	1,549
*	NVIDIA Corp.	143,381	1,536
*	Sun Microsystems, Inc.	195,807	1,488
	KLA-Tencor Corp.	44,959	1,423
*	BMC Software, Inc.	49,385	1,414
	Microchip Technology, Inc.	47,739	1,405
*	VeriSign, Inc.	50,331	1,313
*	salesforce.com, inc.	26,933	1,304
*	Affiliated Computer Services, Inc. Class A	25,000	1,266
*	Citrix Systems, Inc.	47,400	1,197
*	SanDisk Corp.	57,985	1,134
	Fidelity National Information Services, Inc.	49,401	912
*	Teradata Corp.	46,379	904
*	LSI Corp.	164,652	883
	National Semiconductor Corp.	50,716	873
	Total System Services, Inc.	51,244	840
*	Advanced Micro Devices, Inc.	157,545	827
	Molex, Inc.	35,922	806
*	Micron Technology, Inc.	196,709	797
*	Akamai Technologies, Inc.	43,473	758
*	Lexmark International, Inc.	22,708	740
*	Compuware Corp.	66,576	645
*	QLogic Corp.	34,180	525
	Jabil Circuit, Inc.	53,920	514
*	Novellus Systems, Inc.	25,748	506

*	Convergys Corp.	31,900	471
*	JDS Uniphase Corp.	55,691	471
*	Novell, Inc.	90,681	466
*	Tellabs, Inc.	103,715	421
*	Teradyne, Inc.	44,300	346
*	Unisys Corp.	92,447	254
*	Ciena Corp.	23,365	236
			420,308
Materials (3.4%)
	Monsanto Co.	142,311	14,086
	E.I. du Pont de Nemours & Co.	233,631	9,415
	Dow Chemical Co.	239,509	7,612
	Praxair, Inc.	81,484	5,846
	Freeport-McMoRan Copper & Gold, Inc. Class B	99,315	5,646
	Alcoa Inc.	210,496	4,753
	Newmont Mining Corp. (Holding Co.)	118,148	4,579
	Air Products & Chemicals, Inc.	54,862	3,757
	Weyerhaeuser Co.	54,628	3,309
	Nucor Corp.	82,040	3,241
	International Paper Co.	110,563	2,894
	PPG Industries, Inc.	42,404	2,473
	United States Steel Corp.	30,460	2,364
	Rohm & Haas Co.	32,057	2,244
	Ecolab, Inc.	45,260	2,196
	Vulcan Materials Co.	28,360	2,113
	Sigma-Aldrich Corp.	32,720	1,715
	CF Industries Holdings, Inc.	14,589	1,334
	Eastman Chemical Co.	19,662	1,083
	MeadWestvaco Corp.	44,499	1,037
	Ball Corp.	25,187	995
	Sealed Air Corp.	41,292	908
*	Pactiv Corp.	33,977	844
	International Flavors & Fragrances, Inc.	20,434	806
	Allegheny Technologies Inc.	26,100	771
	AK Steel Holding Corp.	28,900	749
	Bemis Co., Inc.	25,950	678
	Hercules, Inc.	29,417	582
	Ashland, Inc.	14,527	425
	Titanium Metals Corp.	22,100	251
			88,706
Telecommunication Services (3.0%)
	AT&T Inc.	1,525,224	42,584
	Verizon Communications Inc.	736,941	23,648
	Sprint Nextel Corp.	738,708	4,506
*	American Tower Corp. Class A	101,973	3,668
	Embarq Corp.	36,985	1,500
	Windstream Corp.	113,938	1,246
	Qwest Communications International Inc.	385,599	1,246
	CenturyTel, Inc.	26,553	973
	Frontier Communications Corp.	81,959	943
			80,314
Utilities (3.6%)
	Exelon Corp.	170,183	10,657
	Southern Co.	199,308	7,512
	Dominion Resources, Inc.	150,028	6,418

	Duke Energy Corp.	327,350	5,706
	FPL Group, Inc.	105,595	5,311
	FirstEnergy Corp.	78,810	5,280
	Entergy Corp.	49,545	4,410
	Public Service Enterprise Group, Inc.	131,490	4,312
	American Electric Power Co., Inc.	104,098	3,860
	PPL Corp.	96,689	3,579
	PG&E Corp.	92,898	3,479
	Edison International	84,479	3,371
	Sempra Energy	63,802	3,220
	Consolidated Edison Inc.	70,482	3,028
	Progress Energy, Inc.	67,890	2,928
	Xcel Energy, Inc.	115,574	2,310
	Ameren Corp.	54,361	2,122
*	AES Corp.	173,735	2,031
	Questar Corp.	44,768	1,832
	DTE Energy Co.	42,179	1,692
	Allegheny Energy, Inc.	43,600	1,603
	CenterPoint Energy Inc.	88,988	1,297
	Pepco Holdings, Inc.	52,055	1,193
	Constellation Energy Group, Inc.	46,276	1,125
	NiSource, Inc.	70,743	1,044
	Integrys Energy Group, Inc.	19,753	986
	Pinnacle West Capital Corp.	26,140	899
	TECO Energy, Inc.	54,310	854
	CMS Energy Corp.	58,481	729
	Nicor Inc.	11,680	518
*	Dynegy, Inc.	128,002	458
			93,764
Total Common Stocks (Cost $2,032,605)			2,634,531
Total Investments (100.1%) (Cost $2,032,605)			2,634,531
Other Assets and Liabilities-Net (-0.1%)			(2,079)
Net Assets (100%)			2,632,452

*			Non-income-producing security.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $2,032,605,000. Net unrealized appreciation of investment securities for tax purposes was $601,926,000, consisting of unrealized gains of $877,296,000 on securities that had risen in value since their purchase and $275,370,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of Spetember 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.1%)
Consumer Discretionary (9.3%)
	McDonald's Corp.	369,860	22,820
	The Walt Disney Co.	654,136	20,076
	Comcast Corp. Class A	769,193	15,099
	Time Warner, Inc.	1,151,647	15,098
	Target Corp.	282,500	13,857
	Home Depot, Inc.	480,000	12,427
	Lowe's Cos., Inc.	498,600	11,812
	News Corp., Class A	831,630	9,971
*	Amazon.com, Inc.	127,700	9,292
	NIKE, Inc. Class B	127,200	8,510
	Johnson Controls, Inc.	237,600	7,206
	Yum! Brands, Inc.	211,060	6,883
*	DIRECTV Group, Inc.	257,302	6,734
	Best Buy Co., Inc.	153,550	5,758
*	Kohl's Corp.	115,300	5,313
*	Starbucks Corp.	322,352	4,793
*	Apollo Group, Inc. Class A	78,484	4,654
	The Gap, Inc.	246,487	4,383
*	AutoZone Inc.	33,300	4,107
*	Viacom Inc. Class B	164,484	4,086
*	Coach, Inc.	160,900	4,029
	Harley-Davidson, Inc.	107,000	3,991
*	Liberty Media Corp.	158,124	3,948
	The McGraw-Hill Cos., Inc.	122,900	3,885
	Marriott International, Inc. Class A	144,300	3,765
*	Bed Bath & Beyond, Inc.	118,717	3,729
	Advance Auto Parts, Inc.	91,402	3,625
	Polo Ralph Lauren Corp.	53,400	3,559
	Hasbro, Inc.	100,600	3,493
	PetSmart, Inc.	140,600	3,474
	DeVry, Inc.	63,059	3,124
	Mattel, Inc.	168,032	3,031
	BorgWarner, Inc.	88,000	2,884
	Darden Restaurants Inc.	97,150	2,781
*	Liberty Media Corp.-Interactive Series A	210,189	2,714
	John Wiley & Sons Class A	63,800	2,581
	Black & Decker Corp.	42,400	2,576
	Macy's Inc.	140,200	2,521
*	O'Reilly Automotive, Inc.	93,848	2,512
	Starwood Hotels & Resorts Worldwide, Inc.	88,624	2,494
*	Dollar Tree, Inc.	67,734	2,463
	Cablevision Systems NY Group Class A	95,544	2,404
*	Mohawk Industries, Inc.	34,700	2,338
	Abercrombie & Fitch Co.	58,800	2,320
*	NVR, Inc.	3,980	2,277
	Scripps Networks Interactive	62,170	2,257

	International Game Technology	129,600	2,227
	Staples, Inc.	94,495	2,126
*	Liberty Global, Inc. Series C	75,207	2,113
*	CarMax, Inc.	148,046	2,073
*	Liberty Global, Inc. Class A	67,398	2,042
	Omnicom Group Inc.	50,600	1,951
	Centex Corp.	120,300	1,949
	International Speedway Corp.	49,578	1,929
	Brinker International, Inc.	102,750	1,838
	CBS Corp.	120,331	1,754
*	Lamar Advertising Co. Class A	56,186	1,736
	Foot Locker, Inc.	103,900	1,679
	Gentex Corp.	116,252	1,662
	Weight Watchers International, Inc.	45,200	1,654
	Thor Industries, Inc.	66,400	1,648
	D. R. Horton, Inc.	126,366	1,645
*	Toll Brothers, Inc.	64,600	1,630
*	MGM Mirage, Inc.	56,746	1,617
	WABCO Holdings Inc.	44,800	1,592
	Hearst-Argyle Television Inc.	70,100	1,565
	Orient-Express Hotel Ltd.	64,412	1,554
	Washington Post Co. Class B	2,720	1,514
	Barnes & Noble, Inc.	57,300	1,494
*	AutoNation, Inc.	130,380	1,466
	Jones Apparel Group, Inc.	77,600	1,436
	Pulte Homes, Inc.	100,800	1,408
*	Liberty Media Corp.-Capital Series A	92,831	1,242
	Liz Claiborne, Inc.	74,100	1,218
	American Eagle Outfitters, Inc.	75,991	1,159
	Williams-Sonoma, Inc.	69,100	1,118
*	Saks Inc.	116,900	1,081
	Wyndham Worldwide Corp.	66,385	1,043
	Phillips-Van Heusen Corp.	26,700	1,012
	RadioShack Corp.	58,000	1,002
*	Career Education Corp.	60,400	988
	Nordstrom, Inc.	32,300	931
	Lennar Corp. Class A	54,600	829
*	Office Depot, Inc.	129,800	756
	Guess ?, Inc.	21,133	735
*	Sears Holdings Corp.	7,200	673
*	TRW Automotive Holdings Corp.	40,300	641
	Limited Brands, Inc.	36,609	634
*	Discovery Communications Inc. Class A	43,037	613
*	Discovery Communications Inc. Class C	43,037	609
*	Expedia, Inc.	37,225	563
	Virgin Media Inc.	62,269	492
	Comcast Corp. Special Class A	12,397	245
*	Viacom Inc. Class A	6,844	170
	Wynn Resorts Ltd.	2,000	163
	E.W. Scripps Co. Class A	20,723	147
*	Hanesbrands Inc.	5,575	121

*	HSN,Inc.	9,806	108
*	Ticketmaster	9,806	105
*	Ascent Media Corporation	4,303	105
*	Interval Leisure Group, Inc.	9,806	102
	Lennar Corp. Class B	8,300	101
	CBS Corp. Class A	6,844	100
			335,762
Consumer Staples (11.5%)
	The Procter & Gamble Co.	950,377	66,232
	Wal-Mart Stores, Inc.	696,528	41,715
	PepsiCo, Inc.	523,400	37,303
	The Coca-Cola Co.	690,000	36,487
	Philip Morris International Inc.	555,800	26,734
	CVS/Caremark Corp.	512,854	17,263
	Kraft Foods Inc.	344,631	11,287
	Altria Group, Inc.	549,900	10,910
	Anheuser-Busch Cos., Inc.	158,400	10,277
	Costco Wholesale Corp.	156,100	10,136
	Walgreen Co.	307,300	9,514
	Colgate-Palmolive Co.	115,900	8,733
	The Kroger Co.	277,400	7,623
	Wm. Wrigley Jr. Co.	83,900	6,662
	Archer-Daniels-Midland Co.	264,273	5,790
	Kellogg Co.	102,100	5,728
	Sysco Corp.	163,300	5,035
	Campbell Soup Co.	124,800	4,817
*	Dr. Pepper Snapple Group, Inc.	176,100	4,663
	Kimberly-Clark Corp.	70,296	4,558
	The Clorox Co.	69,120	4,333
	Safeway, Inc.	170,462	4,043
	Brown-Forman Corp. Class B	55,717	4,001
	The Estee Lauder Cos. Inc. Class A	77,000	3,843
*	Constellation Brands, Inc. Class A	176,000	3,777
	Molson Coors Brewing Co. Class B	80,100	3,745
	McCormick & Co., Inc.	96,400	3,707
	Church & Dwight, Inc.	58,100	3,607
*	Energizer Holdings, Inc.	44,128	3,554
	Coca-Cola Enterprises, Inc.	211,600	3,548
	The Hershey Co.	88,500	3,499
*	Dean Foods Co.	147,200	3,439
	The Pepsi Bottling Group, Inc.	112,212	3,273
	Alberto-Culver Co.	117,363	3,197
	Hormel Foods Corp.	83,100	3,015
*	Hansen Natural Corp.	95,900	2,901
	Tyson Foods, Inc.	231,163	2,760
	Bunge Ltd.	41,700	2,635
	Del Monte Foods Co.	330,100	2,575
	Avon Products, Inc.	59,300	2,465

	PepsiAmericas, Inc.	109,330	2,265
*	Smithfield Foods, Inc.	141,335	2,244
	Corn Products International, Inc.	65,400	2,111
*	Central European Distribution Corp.	45,369	2,060
	General Mills, Inc.	23,500	1,615
	Wm. Wrigley Jr. Co. Class B	20,325	1,606
	Whole Foods Market, Inc.	65,740	1,317
*	NBTY, Inc.	37,300	1,101
	Sara Lee Corp.	44,600	563
	ConAgra Foods, Inc.	11,200	218
	Reynolds American Inc.	106	5
			414,489
Energy (13.0%)
	ExxonMobil Corp.	1,625,734	126,254
	Chevron Corp.	605,838	49,970
	ConocoPhillips Co.	434,630	31,837
	Schlumberger Ltd.	312,000	24,364
	Devon Energy Corp.	158,022	14,412
	Occidental Petroleum Corp.	190,339	13,409
*	Transocean, Inc.	116,807	12,830
	Apache Corp.	121,262	12,645
	Hess Corp.	112,100	9,201
	Anadarko Petroleum Corp.	175,916	8,534
	XTO Energy, Inc.	182,541	8,492
	EOG Resources, Inc.	93,800	8,391
*	National Oilwell Varco Inc.	156,990	7,886
	Baker Hughes, Inc.	124,580	7,542
*	Weatherford International Ltd.	268,500	6,750
	Valero Energy Corp.	194,180	5,884
	Williams Cos., Inc.	247,700	5,858
	Noble Corp.	133,400	5,856
	Smith International, Inc.	91,300	5,354
	Peabody Energy Corp.	116,900	5,260
	Chesapeake Energy Corp.	143,311	5,139
	Halliburton Co.	158,200	5,124
	ENSCO International, Inc.	80,300	4,628
	Noble Energy, Inc.	79,600	4,425
*	Cameron International Corp.	112,000	4,316
	Range Resources Corp.	100,100	4,291
	Marathon Oil Corp.	107,500	4,286
	Diamond Offshore Drilling, Inc.	40,900	4,215
*	Southwestern Energy Co.	134,200	4,098
*	FMC Technologies Inc.	76,250	3,549
*	Nabors Industries, Inc.	135,500	3,377
	Pioneer Natural Resources Co.	63,500	3,320
	Cimarex Energy Co.	66,300	3,243
*	Forest Oil Corp.	65,300	3,239
	Cabot Oil & Gas Corp.	87,535	3,164

*	Pride International, Inc.	106,400	3,150
	St. Mary Land & Exploration Co.	79,600	2,838
	BJ Services Co.	147,100	2,814
	Helmerich & Payne, Inc.	63,157	2,728
*	Newfield Exploration Co.	80,300	2,569
	Southern Union Co.	122,700	2,534
	Rowan Cos., Inc.	80,600	2,462
	Arch Coal, Inc.	73,400	2,414
*	Plains Exploration & Production Co.	66,760	2,347
	W&T Offshore, Inc.	83,500	2,279
	Massey Energy Co.	63,500	2,265
	Patterson-UTI Energy, Inc.	108,000	2,162
	Frontier Oil Corp.	102,007	1,879
	Spectra Energy Corp.	77,296	1,840
	Foundation Coal Holdings, Inc.	48,000	1,708
*	Alpha Natural Resources, Inc.	28,700	1,476
*	Patriot Coal Corp.	24,440	710
*	Unit Corp.	12,800	638
	Tesoro Corp.	7,100	117
*	Hercules Offshore, Inc.	2,300	35
			470,108
Financials (15.2%)
	JPMorgan Chase & Co.	946,021	44,179
	Bank of America Corp.	1,254,469	43,906
	Wells Fargo & Co.	872,880	32,759
	Citigroup, Inc.	1,405,244	28,822
	The Goldman Sachs Group, Inc.	139,830	17,898
	U.S. Bancorp	392,700	14,145
	Prudential Financial, Inc.	166,404	11,981
	American Express Co.	331,300	11,738
	AFLAC Inc.	186,400	10,951
	Charles Schwab Corp.	391,400	10,176
	CME Group, Inc.	27,201	10,105
	MetLife, Inc.	175,820	9,846
	State Street Corp.	153,178	8,713
	Capital One Financial Corp.	158,900	8,104
	Merrill Lynch & Co., Inc.	274,000	6,932
	Bank of New York Mellon Corp.	204,700	6,669
	The Travelers Cos., Inc.	140,077	6,332
	Public Storage, Inc. REIT	63,700	6,307
	Franklin Resources Corp.	69,700	6,143
	Morgan Stanley	264,800	6,090
	Progressive Corp. of Ohio	340,300	5,921
	Loews Corp.	140,600	5,552
	The Principal Financial Group, Inc.	120,400	5,236
	Hudson City Bancorp, Inc.	281,402	5,192
	Unum Group	206,200	5,176
	Plum Creek Timber Co. Inc. REIT	100,900	5,031

	T. Rowe Price Group Inc.	92,978	4,994
	Boston Properties, Inc. REIT	51,900	4,861
	Leucadia National Corp.	104,500	4,748
	The Allstate Corp.	102,300	4,718
	Ameriprise Financial, Inc.	123,360	4,712
	Moody's Corp.	130,700	4,444
	Kimco Realty Corp. REIT	112,300	4,148
	Assurant, Inc.	75,300	4,142
	Torchmark Corp.	68,100	4,072
	Discover Financial Services	287,700	3,976
	M & T Bank Corp.	42,600	3,802
	Avalonbay Communities, Inc. REIT	37,200	3,661
	Janus Capital Group Inc.	147,000	3,569
*	The St. Joe Co.	90,600	3,542
*	Arch Capital Group Ltd.	47,300	3,454
	ProLogis REIT	80,068	3,304
	BlackRock, Inc.	16,750	3,258
	PNC Financial Services Group	42,995	3,212
	StanCorp Financial Group, Inc.	61,500	3,198
	SEI Investments Co.	143,370	3,183
	Host Hotels & Resorts Inc. REIT	238,898	3,175
	First Citizens BancShares Class A	17,642	3,158
	Cullen/Frost Bankers, Inc.	52,600	3,156
*	SLM Corp.	253,900	3,133
	Forest City Enterprise Class A	100,700	3,088
	W.R. Berkley Corp.	130,297	3,069
*	TD Ameritrade Holding Corp.	188,400	3,052
*	Affiliated Managers Group, Inc.	36,800	3,049
	Eaton Vance Corp.	86,202	3,037
*	Markel Corp.	8,620	3,030
	Commerce Bancshares, Inc.	65,017	3,017
	Brown & Brown, Inc.	137,800	2,979
	Raymond James Financial, Inc.	89,650	2,957
*	Reinsurance Group of America, Incorp. Class A	53,500	2,889
	TFS Financial Corp.	230,200	2,882
*	Philadelphia Consolidated Holding Corp.	48,433	2,837
	The Hanover Insurance Group Inc.	61,800	2,813
	Douglas Emmett, Inc. REIT	121,273	2,798
*	Alleghany Corp.	7,641	2,789
*	CB Richard Ellis Group, Inc.	207,400	2,773
	AMB Property Corp. REIT	60,900	2,759
	Legg Mason Inc.	72,200	2,748
	People's United Financial Inc.	139,114	2,678
	HCC Insurance Holdings, Inc.	99,100	2,676
	Apartment Investment & Management Co. Class A REIT	75,757	2,653
	Wachovia Corp.	752,082	2,632
	BOK Financial Corp.	51,171	2,477
	Marshall & Ilsley Corp.	119,600	2,410

	Transatlantic Holdings, Inc.	44,114	2,398
	American International Group, Inc.	709,331	2,362
	City National Corp.	42,000	2,281
	Jones Lang LaSalle Inc.	52,400	2,278
	Wesco Financial Corp.	6,300	2,249
	Zions Bancorp	58,100	2,248
*	AmeriCredit Corp.	201,500	2,041
	The Hartford Financial Services Group Inc.	49,200	2,017
	SL Green Realty Corp. REIT	30,400	1,970
	Federated Investors, Inc.	68,250	1,968
	MGIC Investment Corp.	277,600	1,952
	Camden Property Trust REIT	42,400	1,944
	CNA Financial Corp.	69,500	1,824
	White Mountains Insurance Group Inc.	3,828	1,798
	BB&T Corp.	46,300	1,750
	CapitalSource Inc. REIT	130,938	1,611
	Northern Trust Corp.	22,073	1,594
	Sovereign Bancorp, Inc.	401,874	1,587
	Lazard Ltd. Class A	37,086	1,586
	Webster Financial Corp.	62,400	1,576
	SunTrust Banks, Inc.	33,800	1,521
	Genworth Financial Inc.	171,900	1,480
	New York Community Bancorp, Inc.	86,400	1,451
	National City Corp.	723,040	1,265
	Digital Realty Trust, Inc. REIT	24,440	1,155
*	E*TRADE Financial Corp.	408,969	1,145
	Bank of Hawaii Corp.	20,100	1,074
	BRE Properties Inc. Class A REIT	21,500	1,054
	Simon Property Group, Inc. REIT	10,561	1,024
	American Financial Group, Inc.	32,200	950
	Federal Realty Investment Trust REIT	8,200	702
	NYSE Euronext	17,500	686
	MBIA, Inc.	57,000	678
	The Chubb Corp.	10,400	571
	Taubman Co. REIT	11,300	565
	Regions Financial Corp.	49,934	479
	Fannie Mae	310,000	474
	Freddie Mac	215,700	369
	Synovus Financial Corp.	32,256	334
*	Reinsurance Group of America, Inc. Group-B	5,319	252
	Invesco, Ltd.	12,010	252
	Fifth Third Bancorp	12,300	146
*	Tree.com, Inc.	30,277	146
	Washington Mutual, Inc.	1,176,684	96
	Wilmington Trust Corp.	3,100	89
	Essex Property Trust, Inc. REIT	300	36
*	MF Global Ltd.	7,600	33
	First Horizon National Corp.	309	3
			550,680

Health Care (13.3%)
	Johnson & Johnson	854,298	59,186
	Pfizer Inc.	1,900,760	35,050
*	Amgen, Inc.	379,525	22,494
	Abbott Laboratories	387,800	22,330
	Merck & Co., Inc.	537,200	16,954
	Medtronic, Inc.	330,400	16,553
	Wyeth	416,700	15,393
*	Genentech, Inc.	170,900	15,155
*	Gilead Sciences, Inc.	330,700	15,073
	Schering-Plough Corp.	616,200	11,381
*	Medco Health Solutions, Inc.	214,642	9,659
*	Celgene Corp.	149,500	9,460
	UnitedHealth Group Inc.	367,662	9,335
*	Thermo Fisher Scientific, Inc.	169,493	9,322
*	WellPoint Inc.	197,116	9,219
*	Genzyme Corp.	112,700	9,116
	Eli Lilly & Co.	186,500	8,212
	Baxter International, Inc.	114,641	7,524
*	Express Scripts Inc.	99,462	7,342
	Bristol-Myers Squibb Co.	348,900	7,275
	Allergan, Inc.	139,250	7,171
	Cardinal Health, Inc.	145,512	7,171
	Aetna Inc.	197,988	7,149
	Stryker Corp.	109,200	6,803
	Becton, Dickinson & Co.	80,600	6,469
*	Biogen Idec Inc.	126,561	6,365
*	St. Jude Medical, Inc.	139,832	6,081
*	Zimmer Holdings, Inc.	81,170	5,240
	Covidien Ltd.	91,750	4,933
*	Barr Pharmaceuticals Inc.	71,325	4,658
*	Forest Laboratories, Inc.	163,100	4,613
*	Laboratory Corp. of America Holdings	66,100	4,594
	CIGNA Corp.	129,300	4,394
	Applied Biosystems Inc.	126,605	4,336
*	Varian Medical Systems, Inc.	72,900	4,165
	Quest Diagnostics, Inc.	80,200	4,144
*	Waters Corp.	69,200	4,026
	McKesson Corp.	73,424	3,951
	DENTSPLY International Inc.	101,600	3,814
	AmerisourceBergen Corp.	99,200	3,735
*	Henry Schein, Inc.	67,200	3,618
*	Hospira, Inc.	91,940	3,512
	Pharmaceutical Product Development, Inc.	84,803	3,507
	Beckman Coulter, Inc.	47,600	3,379
*	Millipore Corp.	48,400	3,330
*	Humana Inc.	79,300	3,267
*	Mylan Inc.	277,037	3,164

	PerkinElmer, Inc.	124,804	3,116
	C.R. Bard, Inc.	29,300	2,780
*	Coventry Health Care Inc.	81,025	2,637
	IMS Health, Inc.	135,552	2,563
*	Boston Scientific Corp.	207,945	2,552
	Universal Health Services Class B	45,300	2,538
	Teleflex Inc.	37,000	2,349
*	Watson Pharmaceuticals, Inc.	78,500	2,237
*	Patterson Cos.	73,530	2,236
*	Lincare Holdings, Inc.	66,500	2,001
	Perrigo Co.	47,581	1,830
*	Health Net Inc.	74,200	1,751
*	Endo Pharmaceuticals Holdings, Inc.	86,000	1,720
	Omnicare, Inc.	40,900	1,177
*	Sepracor Inc.	58,700	1,075
*	Abraxis BioScience	14,415	994
*	Kinetic Concepts, Inc.	31,000	886
*	King Pharmaceuticals, Inc.	89,119	854
*	Health Management Associates Class A	135,368	563
*	DaVita, Inc.	4,000	228
			479,709
Industrials (11.6%)
	General Electric Co.	2,984,234	76,098
	United Technologies Corp.	296,600	17,814
	The Boeing Co.	236,770	13,579
	Lockheed Martin Corp.	116,800	12,809
	General Dynamics Corp.	144,600	10,645
	3M Co.	154,200	10,533
	Norfolk Southern Corp.	155,200	10,276
	Caterpillar, Inc.	171,100	10,198
	United Parcel Service, Inc.	147,300	9,264
	CSX Corp.	167,200	9,124
	Union Pacific Corp.	123,914	8,818
	FedEx Corp.	110,700	8,750
	Illinois Tool Works, Inc.	175,200	7,788
	Danaher Corp.	109,700	7,613
	Waste Management, Inc.	204,297	6,433
	L-3 Communications Holdings, Inc.	60,700	5,968
	Emerson Electric Co.	142,400	5,808
	PACCAR, Inc.	149,110	5,694
	Southwest Airlines Co.	385,887	5,599
	Precision Castparts Corp.	70,000	5,515
	Honeywell International Inc.	131,400	5,460
	ITT Industries, Inc.	93,400	5,194
	Deere & Co.	104,800	5,188
	Burlington Northern Santa Fe Corp.	54,898	5,074
	Fluor Corp.	87,600	4,879
	C.H. Robinson Worldwide Inc.	95,400	4,862

	Parker Hannifin Corp.	85,200	4,516
	Cummins Inc.	101,200	4,424
	Northrop Grumman Corp.	72,268	4,375
	Fastenal Co.	84,100	4,154
	Rockwell Collins, Inc.	85,600	4,116
	The Dun & Bradstreet Corp.	43,200	4,076
	Roper Industries Inc.	69,500	3,959
	W.W. Grainger, Inc.	45,400	3,948
	Expeditors International of Washington, Inc.	112,361	3,915
*	Jacobs Engineering Group Inc.	70,300	3,818
	Republic Services, Inc. Class A	126,200	3,783
*	Stericycle, Inc.	63,000	3,711
	Pall Corp.	99,500	3,422
*	Quanta Services, Inc.	123,800	3,344
	Ametek, Inc.	80,800	3,294
	DRS Technologies, Inc.	42,100	3,231
	Tyco International, Ltd.	91,750	3,213
	Flowserve Corp.	35,800	3,178
	Joy Global Inc.	69,800	3,151
	Donaldson Co., Inc.	74,700	3,131
	Bucyrus International, Inc.	68,914	3,079
	J.B. Hunt Transport Services, Inc.	91,300	3,047
	Equifax, Inc.	88,300	3,042
*	Iron Mountain, Inc.	122,100	2,980
*	Alliant Techsystems, Inc.	31,400	2,950
	SPX Corp.	37,400	2,880
	Con-way, Inc.	64,200	2,832
	Landstar System, Inc.	63,589	2,802
	MSC Industrial Direct Co., Inc. Class A	59,200	2,727
*	Foster Wheeler Ltd.	75,300	2,719
	IDEX Corp.	86,400	2,680
	Trinity Industries, Inc.	98,411	2,532
	The Toro Co.	57,400	2,371
	Manpower Inc.	54,600	2,357
	The Manitowoc Co., Inc.	151,474	2,355
	The Brink's Co.	36,800	2,246
*	USG Corp.	85,883	2,199
*	Allied Waste Industries, Inc.	195,300	2,170
	Robert Half International, Inc.	87,500	2,166
	Raytheon Co.	38,400	2,055
	Valmont Industries, Inc.	24,737	2,045
	Cintas Corp.	70,766	2,032
	Carlisle Co., Inc.	65,200	1,954
	UTI Worldwide, Inc.	77,587	1,320
	Graco, Inc.	33,700	1,200
*	McDermott International, Inc.	42,407	1,083
*	United Rentals, Inc.	54,900	837
	Ingersoll-Rand Co.	23,414	730

*	Spirit Aerosystems Holdings Inc.	43,602	701
*	Terex Corp.	12,735	389
	Textron, Inc.	8,400	246
	Ryder System, Inc.	3,600	223
*	John Bean Technologies Corp.	16,470	208
*	Avis Budget Group, Inc.	33,192	190
*	Hertz Global Holdings Inc.	22,000	167
*	Raytheon Co. Warrants Exp. 6/16/11	2,285	39
*	AMR Corp.	3,100	30
			419,325
Information Technology (16.0%)
	Microsoft Corp.	2,376,500	63,429
	International Business Machines Corp.	394,058	46,089
*	Cisco Systems, Inc.	1,944,300	43,863
	Hewlett-Packard Co.	817,058	37,781
*	Apple Inc.	292,000	33,189
*	Google Inc.	79,100	31,681
	Intel Corp.	1,539,200	28,829
*	Oracle Corp.	1,312,734	26,662
	QUALCOMM Inc.	397,420	17,077
*	Dell Inc.	659,800	10,873
	Texas Instruments, Inc.	480,500	10,331
*	eBay Inc.	430,569	9,636
*	EMC Corp.	770,100	9,210
	Applied Materials, Inc.	553,100	8,368
*	Yahoo! Inc.	483,600	8,366
	Western Union Co.	324,695	8,010
	Corning, Inc.	504,200	7,886
	Visa Inc.	125,700	7,717
*	Adobe Systems, Inc.	188,800	7,452
*	Symantec Corp.	376,453	7,371
	MasterCard, Inc. Class A	32,320	5,731
*	Agilent Technologies, Inc.	166,306	4,933
*	Intuit, Inc.	142,600	4,508
	CA, Inc.	219,766	4,387
	Altera Corp.	211,147	4,366
*	Fiserv, Inc.	89,450	4,233
	Automatic Data Processing, Inc.	98,100	4,194
	Amphenol Corp.	104,000	4,175
*	Electronic Arts Inc.	104,800	3,877
	Linear Technology Corp.	124,200	3,808
	Analog Devices, Inc.	144,366	3,804
	Paychex, Inc.	113,185	3,738
*	Autodesk, Inc.	109,588	3,677
	Global Payments Inc.	79,500	3,566
	Xerox Corp.	305,400	3,521
*	Mettler-Toledo International Inc.	34,200	3,352
*	Broadcom Corp.	175,950	3,278

	KLA-Tencor Corp.	100,800	3,190
*	Computer Sciences Corp.	78,900	3,166
	National Semiconductor Corp.	181,200	3,118
*	Affiliated Computer Services, Inc. Class A	58,400	2,957
*	Western Digital Corp.	136,500	2,910
*	Compuware Corp.	294,562	2,854
	Xilinx, Inc.	120,436	2,824
*	BMC Software, Inc.	95,000	2,720
*	NetApp, Inc.	144,963	2,643
*	Avnet, Inc.	105,400	2,596
*	LAM Research Corp.	82,108	2,586
	Tyco Electronics Ltd.	91,750	2,538
	Accenture Ltd.	66,200	2,516
*	NVIDIA Corp.	234,750	2,514
*	Juniper Networks, Inc.	119,000	2,507
*	Arrow Electronics, Inc.	91,500	2,399
*	DST Systems, Inc.	42,800	2,396
	Molex, Inc.	104,756	2,352
*	Sun Microsystems, Inc.	307,475	2,337
*	QLogic Corp.	150,000	2,304
	Fidelity National Information Services, Inc.	122,500	2,261
*	NCR Corp.	99,574	2,196
*	Ingram Micro, Inc. Class A	125,000	2,009
*	Convergys Corp.	131,800	1,948
*	Teradata Corp.	99,574	1,942
	Microchip Technology, Inc.	65,100	1,916
	Lender Processing Services, Inc.	61,250	1,869
*	Citrix Systems, Inc.	71,356	1,802
*	Synopsys, Inc.	89,121	1,778
	Total System Services, Inc.	104,059	1,707
*	Tech Data Corp.	55,510	1,657
*	Lexmark International, Inc.	50,300	1,638
*	SanDisk Corp.	83,500	1,632
	Intersil Corp.	85,600	1,419
*	Tellabs, Inc.	266,900	1,084
*	LSI Corp.	180,700	969
*	Advanced Micro Devices, Inc.	173,600	911
	Broadridge Financial Solutions LLC	58,725	904
*	Teradyne, Inc.	110,200	861
*	Metavante Technologies	39,866	768
*	Zebra Technologies Corp. Class A	27,257	759
*	IAC/InterActiveCorp	24,515	424
	Motorola, Inc.	53,430	381
*	Novellus Systems, Inc.	13,100	257
	Harris Corp.	4,300	199
	Seagate Technology Inc. - Escrow	94,670	—
			579,686
Materials (3.8%)

	Monsanto Co.	185,934	18,404
	Praxair, Inc.	123,700	8,874
	Freeport-McMoRan Copper & Gold, Inc. Class B	123,954	7,047
	Newmont Mining Corp. (Holding Co.)	181,186	7,023
	E.I. du Pont de Nemours & Co.	160,300	6,460
	Alcoa Inc.	231,928	5,237
	Nucor Corp.	129,600	5,119
	Ecolab, Inc.	103,200	5,007
	The Mosaic Co.	72,100	4,906
	Sigma-Aldrich Corp.	82,000	4,298
	Dow Chemical Co.	134,600	4,278
	Martin Marietta Materials, Inc.	34,100	3,818
	United States Steel Corp.	47,600	3,694
	Airgas, Inc.	68,700	3,411
*	Pactiv Corp.	136,140	3,380
	Ball Corp.	83,600	3,301
*	Owens-Illinois, Inc.	111,500	3,278
	CF Industries Holdings, Inc.	35,200	3,219
	Celanese Corp. Series A	104,211	2,909
	FMC Corp.	53,700	2,760
	Nalco Holding Co.	148,200	2,748
	Albemarle Corp.	87,100	2,686
*	Domtar Corp.	567,600	2,611
	Sealed Air Corp.	106,072	2,332
	Packaging Corp. of America	91,200	2,114
	Cytec Industries, Inc.	51,800	2,016
*	Smurfit-Stone Container Corp.	407,340	1,914
	Allegheny Technologies Inc.	60,900	1,800
	Schnitzer Steel Industries, Inc. Class A	45,424	1,782
	Reliance Steel & Aluminum Co.	46,300	1,758
	Cleveland-Cliffs Inc.	29,200	1,546
	Scotts Miracle-Gro Co.	62,099	1,468
	Terra Industries, Inc.	40,120	1,180
*	Intrepid Potash, Inc.	31,300	930
	Commercial Metals Co.	39,600	669
	Vulcan Materials Co.	7,638	569
	Valspar Corp.	23,400	522
	Southern Peru Copper Corp. (U.S. Shares)	21,000	401
	Air Products & Chemicals, Inc.	5,700	390
*	Crown Holdings, Inc.	11,800	262
			136,121
Telecommunication Services (2.9%)
	AT&T Inc.	1,749,979	48,859
	Verizon Communications Inc.	733,842	23,549
*	American Tower Corp. Class A	181,900	6,543
*	Crown Castle International Corp.	148,800	4,311
	CenturyTel, Inc.	98,100	3,595
	Embarq Corp.	84,843	3,440

	Sprint Nextel Corp.	552,742	3,372
	Windstream Corp.	250,657	2,742
	Qwest Communications International Inc.	846,721	2,735
	Telephone & Data Systems, Inc.	58,601	2,095
*	U.S. Cellular Corp.	32,300	1,516
*	SBA Communications Corp.	52,823	1,367
	Telephone & Data Systems, Inc. - Special Common Shares	33,200	1,192
	Frontier Communications Corp.	90,551	1,041
*	Level 3 Communications, Inc.	119,100	322
*	ESC Telecorp PCS	141,628	—
			106,679
Utilities (3.5%)
	Exelon Corp.	233,400	14,615
	Entergy Corp.	71,900	6,400
	Sempra Energy	120,336	6,073
	Edison International	142,500	5,686
	PG&E Corp.	147,000	5,505
*	AES Corp.	376,048	4,396
	Questar Corp.	101,700	4,162
	MDU Resources Group, Inc.	137,050	3,974
*	NRG Energy, Inc.	156,100	3,863
	Wisconsin Energy Corp.	85,000	3,816
	FirstEnergy Corp.	55,900	3,745
	Southern Co.	97,900	3,690
	Allegheny Energy, Inc.	99,989	3,677
	FPL Group, Inc.	72,001	3,622
	Equitable Resources, Inc.	92,200	3,383
*	Calpine Corp.	252,096	3,277
	CenterPoint Energy Inc.	223,800	3,261
	NSTAR	92,000	3,082
	Integrys Energy Group, Inc.	61,481	3,070
	Energen Corp.	64,900	2,939
	SCANA Corp.	74,200	2,889
	Duke Energy Corp.	163,592	2,851
*	Mirant Corp.	155,798	2,849
	Northeast Utilities	110,600	2,837
	CMS Energy Corp.	219,086	2,732
	American Water Works Co., Inc.	124,500	2,677
	Aqua America, Inc.	149,083	2,651
	Dominion Resources, Inc.	55,486	2,374
	Public Service Enterprise Group, Inc.	69,800	2,289
	Sierra Pacific Resources	234,683	2,248
*	Dynegy, Inc.	592,819	2,122
	Constellation Energy Group, Inc.	83,300	2,024
*	Reliant Energy, Inc.	264,500	1,944
	DPL Inc.	75,000	1,860

NiSource, Inc.	35,920	530
UGI Corp. Holding Co.	17,798	459
		127,572
Total Common Stocks (Cost $2,682,770)		3,620,131

Total Investments (100.1%) (Cost $2,682,770)	3,620,131
Other Assets and Liabilities-Net (-0.1%)	(2,857)
Net Assets (100%)	3,617,274

*	Non-income-producing security.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $2,682,770,000. Net unrealized appreciation of investment securities for tax purposes was $937,361,000, consisting of unrealized gains of $1,227,253,000 on securities that had risen in value since their purchase and $289,892,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Balanced Fund
Schedule of Investments
As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (46.5%)
Consumer Discretionary (4.3%)
	McDonald's Corp.	30,308	1,870
	The Walt Disney Co.	54,049	1,659
	Comcast Corp. Class A	79,703	1,565
	Time Warner, Inc.	94,239	1,236
	Home Depot, Inc.	43,999	1,139
	Target Corp.	22,299	1,094
	Lowe's Cos., Inc.	40,799	967
	News Corp., Class A	65,299	783
	NIKE, Inc. Class B	11,400	763
	Johnson Controls, Inc.	18,699	567
	Yum! Brands, Inc.	17,199	561
	Staples, Inc.	24,354	548
*	Amazon.com, Inc.	7,300	531
*	Viacom Inc. Class B	19,157	476
*	Liberty Media Corp.	17,647	441
*	Starbucks Corp.	28,799	428
	Best Buy Co., Inc.	10,875	408
	Marriott International, Inc. Class A	14,599	381
*	Kohl's Corp.	7,800	359
	The Gap, Inc.	19,724	351
*	AutoZone Inc.	2,700	333
	Harley-Davidson, Inc.	8,900	332
*	Bed Bath & Beyond, Inc.	10,500	330
*	Coach, Inc.	12,800	321
	Hasbro, Inc.	8,925	310
	Polo Ralph Lauren Corp.	4,500	300
	TJX Cos., Inc.	9,800	299
	Mattel, Inc.	16,079	290
*	Apollo Group, Inc. Class A	4,700	279
	Omnicom Group Inc.	7,200	278
*	NVR, Inc.	470	269
	Cablevision Systems NY Group Class A	10,594	267
	PetSmart, Inc.	10,500	259
	Nordstrom, Inc.	9,000	259
*	Sears Holdings Corp.	2,700	252
	BorgWarner, Inc.	7,600	249
*	Liberty Media Corp.-Interactive Series A	19,206	248
	Tiffany & Co.	6,700	238
	Wyndham Worldwide Corp.	14,918	234
	International Speedway Corp.	5,910	230
	Phillips-Van Heusen Corp.	6,000	227
	Black & Decker Corp.	3,700	225

	Macy's Inc.	12,400	223
	John Wiley & Sons Class A	5,500	222
	Darden Restaurants Inc.	7,750	222
	Starwood Hotels & Resorts Worldwide, Inc.	7,801	220
*	Liberty Media Corp.-Capital Series A	16,311	218
	WABCO Holdings Inc.	6,033	214
*	O'Reilly Automotive, Inc.	8,000	214
	Washington Post Co. Class B	380	212
*	Mohawk Industries, Inc.	3,100	209
	International Game Technology	11,600	199
^	Hearst-Argyle Television Inc.	8,300	185
*	DISH Network Corp.	8,757	184
	Abercrombie & Fitch Co.	4,300	170
	Brinker International, Inc.	9,375	168
*	CarMax, Inc.	11,406	160
*	Lamar Advertising Co. Class A	5,000	154
	Orient-Express Hotel Ltd.	6,400	154
*	Liberty Global, Inc. Series C	5,446	153
	Scripps Networks Interactive	4,200	153
*	Liberty Global, Inc. Class A	5,015	152
*	Toll Brothers, Inc.	5,800	146
	Gentex Corp.	10,200	146
	Barnes & Noble, Inc.	5,400	141
	Weight Watchers International, Inc.	3,800	139
	CBS Corp.	9,413	137
	D. R. Horton, Inc.	10,499	137
*	DIRECTV Group, Inc.	5,071	133
*	AutoNation, Inc.	11,292	127
	Pulte Homes, Inc.	8,400	117
*	MGM Mirage, Inc.	4,013	114
	Williams-Sonoma, Inc.	6,200	100
*	Saks Inc.	10,200	94
	Centex Corp.	5,600	91
	DeVry, Inc.	1,800	89
	Lennar Corp. Class A	5,100	77
*	Career Education Corp.	4,500	74
	Jones Apparel Group, Inc.	3,600	67
*	Office Depot, Inc.	11,400	66
	Virgin Media Inc.	7,893	62
*	Discovery Communications Inc. Class A	3,841	55
*	Discovery Communications Inc. Class C	3,841	54
*	Expedia, Inc.	3,568	54
	Comcast Corp. Special Class A	2,322	46
	General Motors Corp.	4,000	38
	Sherwin-Williams Co.	600	34
*	Dollar Tree, Inc.	750	27
	Foot Locker, Inc.	1,600	26
	Limited Brands, Inc.	1,424	25

	The McGraw-Hill Cos., Inc.	700	22
	Fortune Brands, Inc.	300	17
*	HSN,Inc.	940	10
*	Ticketmaster	940	10
	E.W. Scripps Co. Class A	1,400	10
*	Interval Leisure Group, Inc.	940	10
*	Ascent Media Corporation	384	9
	Lennar Corp. Class B	680	8
	RadioShack Corp.	300	5
*	Sirius XM Radio Inc.	8,300	5
	Newell Rubbermaid, Inc.	218	4
			28,468
Consumer Staples (5.3%)
	The Procter & Gamble Co.	73,604	5,130
	Wal-Mart Stores, Inc.	58,599	3,510
	PepsiCo, Inc.	43,026	3,067
	The Coca-Cola Co.	55,399	2,930
	Philip Morris International Inc.	46,399	2,232
	Anheuser-Busch Cos., Inc.	20,799	1,349
	CVS/Caremark Corp.	38,197	1,286
	Altria Group, Inc.	45,299	899
	Kraft Foods Inc.	27,315	895
	Costco Wholesale Corp.	12,927	839
	Walgreen Co.	26,999	836
	Wm. Wrigley Jr. Co.	7,600	603
	Kimberly-Clark Corp.	9,172	595
	Colgate-Palmolive Co.	7,700	580
	Archer-Daniels-Midland Co.	22,420	491
	Sysco Corp.	14,599	450
	Avon Products, Inc.	10,600	441
*	Dr. Pepper Snapple Group, Inc.	15,499	410
	Safeway, Inc.	15,933	378
	Bunge Ltd.	5,700	360
	Lorillard, Inc.	4,900	349
	Church & Dwight, Inc.	5,500	341
	The Kroger Co.	12,400	341
	The Estee Lauder Cos. Inc. Class A	6,800	339
	The Clorox Co.	5,400	339
	Brown-Forman Corp. Class B	4,600	330
*	Dean Foods Co.	13,949	326
	Coca-Cola Enterprises, Inc.	18,499	310
	Molson Coors Brewing Co. Class B	6,600	309
*	Constellation Brands, Inc. Class A	13,999	300
	The Pepsi Bottling Group, Inc.	9,300	271
	Hormel Foods Corp.	7,100	258
*	Hansen Natural Corp.	8,300	251
	Alberto-Culver Co.	8,950	244
	Tyson Foods, Inc.	20,330	243

	Herbalife Ltd.	5,900	233
*	Energizer Holdings, Inc.	2,894	233
	Corn Products International, Inc.	7,000	226
	Del Monte Foods Co.	28,699	224
*	Smithfield Foods, Inc.	13,500	214
	McCormick & Co., Inc.	5,400	208
	PepsiAmericas, Inc.	8,700	180
	Kellogg Co.	3,200	180
	General Mills, Inc.	2,400	165
*	Central European Distribution Corp.	3,400	154
	Reynolds American Inc.	3,002	146
*	BJ's Wholesale Club, Inc.	3,200	124
	Wm. Wrigley Jr. Co. Class B	1,500	118
*	NBTY, Inc.	3,800	112
	Whole Foods Market, Inc.	5,600	112
	J.M. Smucker Co.	600	30
*	Rite Aid Corp.	22,299	18
	Sara Lee Corp.	500	6
	ConAgra Foods, Inc.	100	2
			34,517
Energy (6.0%)
	ExxonMobil Corp.	133,793	10,390
	Chevron Corp.	49,332	4,069
	ConocoPhillips Co.	34,886	2,555
	Schlumberger Ltd.	26,299	2,054
	Devon Energy Corp.	13,145	1,199
	Apache Corp.	10,545	1,100
	Occidental Petroleum Corp.	15,603	1,099
*	Transocean, Inc.	9,895	1,087
	Hess Corp.	9,600	788
	Halliburton Co.	24,199	784
	EOG Resources, Inc.	8,600	769
	Anadarko Petroleum Corp.	15,391	747
*	National Oilwell Varco Inc.	14,028	705
	XTO Energy, Inc.	14,165	659
	Baker Hughes, Inc.	9,340	565
	Noble Corp.	10,999	483
	Peabody Energy Corp.	10,499	473
	Valero Energy Corp.	15,267	463
	Williams Cos., Inc.	19,199	454
	Murphy Oil Corp.	6,700	430
	Smith International, Inc.	7,179	421
	ENSCO International, Inc.	6,700	386
*	Cameron International Corp.	9,799	378
	Range Resources Corp.	8,650	371
	Noble Energy, Inc.	6,500	361
	Diamond Offshore Drilling, Inc.	3,500	361
	Marathon Oil Corp.	8,782	350

	Pioneer Natural Resources Co.	6,200	324
	CONSOL Energy, Inc.	6,900	317
	Cimarex Energy Co.	6,100	298
	Helmerich & Payne, Inc.	6,700	289
*	FMC Technologies Inc.	6,140	286
	Cabot Oil & Gas Corp.	7,800	282
*	Pride International, Inc.	9,300	275
*	Weatherford International Ltd.	10,861	273
*	Newfield Exploration Co.	8,100	259
	Chesapeake Energy Corp.	6,800	244
	BJ Services Co.	12,199	233
	Arch Coal, Inc.	7,000	230
	St. Mary Land & Exploration Co.	6,300	225
	Rowan Cos., Inc.	6,700	205
*	Forest Oil Corp.	4,000	198
	Southern Union Co.	9,500	196
*	Oil States International, Inc.	5,400	191
	Walter Industries, Inc.	4,000	190
	W&T Offshore, Inc.	6,900	188
	Foundation Coal Holdings, Inc.	5,100	181
*	Key Energy Services, Inc.	15,299	178
	Patterson-UTI Energy, Inc.	8,502	170
*	Plains Exploration & Production Co.	4,748	167
	Spectra Energy Corp.	6,496	155
	Tesoro Corp.	6,752	111
	Massey Energy Co.	2,731	97
*	Patriot Coal Corp.	2,000	58
	El Paso Corp.	2,400	31
*	Nabors Industries, Inc.	989	25
	Overseas Shipholding Group Inc.	100	6
			39,383
Financials (7.3%)
	JPMorgan Chase & Co.	78,963	3,688
	Bank of America Corp.	104,934	3,673
	Wells Fargo & Co.	74,299	2,788
	Citigroup, Inc.	117,196	2,404
	U.S. Bancorp	41,499	1,495
	The Goldman Sachs Group, Inc.	11,600	1,485
	American Express Co.	28,232	1,000
	Prudential Financial, Inc.	13,341	960
	CME Group, Inc.	2,439	906
	AFLAC Inc.	15,300	899
	Charles Schwab Corp.	31,804	827
	MetLife, Inc.	14,665	821
	State Street Corp.	13,576	772
	Bank of New York Mellon Corp.	17,500	570
	Merrill Lynch & Co., Inc.	22,050	558
	Public Storage, Inc. REIT	5,500	544

	Franklin Resources Corp.	6,100	538
	Aon Corp.	11,700	526
	Morgan Stanley	21,960	505
	Loews Corp.	12,500	494
	Progressive Corp. of Ohio	26,899	468
	Hudson City Bancorp, Inc.	24,599	454
	Boston Properties, Inc. REIT	4,800	450
	The Allstate Corp.	9,400	433
	Unum Group	17,100	429
	Simon Property Group, Inc. REIT	4,400	427
	Leucadia National Corp.	9,100	413
	Ameriprise Financial, Inc.	10,180	389
	Invesco, Ltd.	18,100	380
	Federal Realty Investment Trust REIT	4,400	377
	ProLogis REIT	8,864	366
	Capital One Financial Corp.	6,900	352
	Plum Creek Timber Co. Inc. REIT	6,900	344
	M & T Bank Corp.	3,800	339
	Moody's Corp.	9,800	333
	Assurant, Inc.	6,000	330
	Cullen/Frost Bankers, Inc.	5,500	330
	Discover Financial Services	23,779	329
	Avalonbay Communities, Inc. REIT	3,300	325
	People's United Financial Inc.	16,800	323
	Torchmark Corp.	5,400	323
*	The St. Joe Co.	8,000	313
	The Travelers Cos., Inc.	6,889	311
	Northern Trust Corp.	4,200	303
	SEI Investments Co.	12,900	286
	Janus Capital Group Inc.	11,634	282
	Forest City Enterprise Class A	9,200	282
*	Reinsurance Group of America, Incorp. Class A	5,200	281
*	TD Ameritrade Holding Corp.	17,200	279
	Commerce Bancshares, Inc.	5,961	277
	Bank of Hawaii Corp.	5,100	273
*	Arch Capital Group Ltd.	3,700	270
	Lazard Ltd. Class A	6,300	269
	Raymond James Financial, Inc.	8,150	269
	White Mountains Insurance Group Inc.	570	268
	BancorpSouth, Inc.	9,500	267
	First Citizens BancShares Class A	1,467	263
	Eaton Vance Corp.	7,400	261
	Douglas Emmett, Inc. REIT	11,300	261
	StanCorp Financial Group, Inc.	5,000	260
	Host Hotels & Resorts Inc. REIT	19,475	259
*	Philadelphia Consolidated Holding Corp.	4,400	258
	Brown & Brown, Inc.	11,800	255
	Synovus Financial Corp.	23,999	248

	CapitalSource Inc. REIT	20,129	248
	The Hanover Insurance Group Inc.	5,400	246
*	CB Richard Ellis Group, Inc.	18,250	244
	BlackRock, Inc.	1,250	243
	Wachovia Corp.	68,849	241
	AMB Property Corp. REIT	5,200	235
	HCC Insurance Holdings, Inc.	8,700	235
	PNC Financial Services Group	3,100	232
	W.R. Berkley Corp.	9,750	230
	MGIC Investment Corp.	32,199	226
	American Financial Group, Inc.	7,650	226
	TFS Financial Corp.	18,000	225
	BOK Financial Corp.	4,640	225
	City National Corp.	4,100	223
*	Markel Corp.	630	221
	The Principal Financial Group, Inc.	5,000	217
*	Affiliated Managers Group, Inc.	2,600	215
	The Hartford Financial Services Group Inc.	5,200	213
*	Alleghany Corp.	580	212
	Apartment Investment & Management Co. Class A REIT	5,997	210
	Jones Lang LaSalle Inc.	4,800	209
	BRE Properties Inc. Class A REIT	4,000	196
	American International Group, Inc.	58,305	194
	Federated Investors, Inc.	6,700	193
	Jefferies Group, Inc.	8,700	190
	BB&T Corp.	5,000	189
*	E*TRADE Financial Corp.	65,299	183
	Washington Federal Inc.	9,500	175
	NYSE Euronext	4,400	172
	Wesco Financial Corp.	480	171
	Transatlantic Holdings, Inc.	3,150	171
	Camden Property Trust REIT	3,400	156
	SL Green Realty Corp. REIT	2,300	149
	CNA Financial Corp.	5,400	142
*	MF Global Ltd.	31,999	139
	GLG Partners, Inc.	22,491	122
	Sovereign Bancorp, Inc.	30,774	122
	Digital Realty Trust, Inc. REIT	2,400	113
	Legg Mason Inc.	2,850	108
	National City Corp.	57,199	100
	Allied World Assurance Holdings, Ltd.	2,500	89
	Genworth Financial Inc.	10,200	88
	The Chubb Corp.	1,500	82
*	AmeriCredit Corp.	6,900	70
*	Tree.com, Inc.	8,036	39
	Valley National Bancorp	1,365	29
	Fannie Mae	17,900	27
*	MSCI, Inc.-Class A Shares	900	22

	Wilmington Trust Corp.	700	20
*	Reinsurance Group of America, Inc. Group-B	424	20
	Taubman Co. REIT	400	20
	Astoria Financial Corp.	900	19
*	IntercontinentalExchange Inc.	200	16
*	Conseco, Inc.	2,477	9
	Washington Mutual, Inc.	88,237	7
			47,980
Health Care (6.0%)
	Johnson & Johnson	70,631	4,893
	Pfizer Inc.	151,309	2,790
*	Amgen, Inc.	32,123	1,904
	Abbott Laboratories	32,599	1,877
	Medtronic, Inc.	29,299	1,468
	Merck & Co., Inc.	43,499	1,373
*	Genentech, Inc.	14,563	1,292
*	Gilead Sciences, Inc.	27,499	1,253
	Wyeth	29,899	1,105
	Schering-Plough Corp.	51,699	955
	UnitedHealth Group Inc.	33,873	860
*	Celgene Corp.	13,000	823
*	WellPoint Inc.	17,424	815
*	Thermo Fisher Scientific, Inc.	14,102	776
*	Genzyme Corp.	9,580	775
*	Medco Health Solutions, Inc.	16,961	763
	Eli Lilly & Co.	15,499	682
*	Express Scripts Inc.	8,400	620
	Bristol-Myers Squibb Co.	29,399	613
	Aetna Inc.	16,675	602
	Baxter International, Inc.	9,100	597
	Stryker Corp.	9,549	595
	Allergan, Inc.	11,400	587
	Cardinal Health, Inc.	11,290	556
*	Biogen Idec Inc.	10,760	541
	McKesson Corp.	10,000	538
*	St. Jude Medical, Inc.	11,368	494
*	Zimmer Holdings, Inc.	7,470	482
*	Forest Laboratories, Inc.	13,800	390
	Covidien Ltd.	7,200	387
*	Varian Medical Systems, Inc.	6,700	383
*	Barr Pharmaceuticals Inc.	5,775	377
*	Laboratory Corp. of America Holdings	5,200	361
	Quest Diagnostics, Inc.	6,900	357
	CIGNA Corp.	10,300	350
	Applied Biosystems Inc.	9,800	336
	AmerisourceBergen Corp.	8,248	311
*	Waters Corp.	5,300	308
*	Hospira, Inc.	8,060	308

	DENTSPLY International Inc.	8,100	304
	Beckman Coulter, Inc.	4,100	291
	Pharmaceutical Product Development, Inc.	6,900	285
*	Mylan Inc.	24,649	282
*	Henry Schein, Inc.	5,200	280
*	Humana Inc.	6,500	268
*	King Pharmaceuticals, Inc.	26,899	258
*	Millipore Corp.	3,700	255
*	Techne Corp.	3,500	252
	PerkinElmer, Inc.	10,100	252
*	Coventry Health Care Inc.	7,050	229
*	Invitrogen Corp.	6,000	227
*	Boston Scientific Corp.	18,299	225
	IMS Health, Inc.	11,376	215
*	Patterson Cos.	6,600	201
	Universal Health Services Class B	3,400	191
*	Lincare Holdings, Inc.	5,700	172
	Omnicare, Inc.	5,700	164
	Becton, Dickinson & Co.	1,684	135
*	Endo Pharmaceuticals Holdings, Inc.	6,500	130
	Perrigo Co.	3,200	123
*	Warner Chilcott Ltd.	6,000	91
*	Sepracor Inc.	4,900	90
*	Watson Pharmaceuticals, Inc.	2,600	74
*	Health Net Inc.	2,900	68
*	Covance, Inc.	600	53
	C.R. Bard, Inc.	400	38
*	Abraxis BioScience	62	4
			39,654
Industrials (5.4%)
	General Electric Co.	245,008	6,248
	United Technologies Corp.	24,875	1,494
	The Boeing Co.	19,419	1,114
	Lockheed Martin Corp.	9,703	1,064
	3M Co.	14,599	997
	General Dynamics Corp.	12,599	928
	Union Pacific Corp.	11,917	848
	Norfolk Southern Corp.	12,599	834
	United Parcel Service, Inc.	12,199	767
	CSX Corp.	13,799	753
	FedEx Corp.	9,400	743
	Illinois Tool Works, Inc.	14,599	649
	Danaher Corp.	9,050	628
	Caterpillar, Inc.	10,000	596
	Waste Management, Inc.	16,900	532
	L-3 Communications Holdings, Inc.	4,900	482
	Southwest Airlines Co.	31,417	456
	Emerson Electric Co.	10,899	445

	Honeywell International Inc.	10,599	440
	Precision Castparts Corp.	5,557	438
	Fluor Corp.	7,748	432
	Deere & Co.	8,600	426
	ITT Industries, Inc.	7,600	423
	Burlington Northern Santa Fe Corp.	4,338	401
	C.H. Robinson Worldwide Inc.	7,669	391
	Cummins Inc.	8,724	381
	Fastenal Co.	7,400	365
	Northrop Grumman Corp.	5,918	358
	Parker Hannifin Corp.	6,500	344
	Expeditors International of Washington, Inc.	9,700	338
	Rockwell Collins, Inc.	6,900	332
	W.W. Grainger, Inc.	3,800	330
*	Stericycle, Inc.	5,500	324
	The Dun & Bradstreet Corp.	3,400	321
	Roper Industries Inc.	5,400	308
*	Quanta Services, Inc.	11,099	300
*	Jacobs Engineering Group Inc.	5,500	299
	Republic Services, Inc. Class A	9,700	291
	Joy Global Inc.	6,300	284
	Flowserve Corp.	3,200	284
	DRS Technologies, Inc.	3,700	284
	Ametek, Inc.	6,950	283
	Pall Corp.	7,800	268
	Bucyrus International, Inc.	6,000	268
	The Brink's Co.	4,300	262
*	URS Corp.	7,100	260
*	Thomas & Betts Corp.	6,600	258
	J.B. Hunt Transport Services, Inc.	7,700	257
	Donaldson Co., Inc.	6,100	256
	Equifax, Inc.	7,400	255
	Tyco International, Ltd.	7,200	252
*	Iron Mountain, Inc.	10,175	248
*	Owens Corning Inc.	10,229	245
*	Alliant Techsystems, Inc.	2,544	239
	SPX Corp.	3,100	239
*	Foster Wheeler Ltd.	6,400	231
	Trinity Industries, Inc.	8,980	231
	IDEX Corp.	7,200	223
	Landstar System, Inc.	5,025	221
	UTI Worldwide, Inc.	12,899	220
	Graco, Inc.	5,900	210
	The Manitowoc Co., Inc.	13,099	204
	Robert Half International, Inc.	8,200	203
*	AGCO Corp.	4,700	200
	Valmont Industries, Inc.	2,400	198
*	Terex Corp.	6,200	189

*	United Rentals, Inc.	12,280	187
	Manpower Inc.	4,300	186
*	Spirit Aerosystems Holdings Inc.	11,499	185
	The Toro Co.	4,300	178
*	USG Corp.	6,900	177
	Raytheon Co.	3,100	166
	Cintas Corp.	4,550	131
*	Allied Waste Industries, Inc.	9,800	109
	Rockwell Automation, Inc.	2,400	90
	Ryder System, Inc.	1,400	87
*	Gardner Denver Inc.	2,000	69
	Copa Holdings SA Class A	1,800	58
	Carlisle Co., Inc.	1,400	42
	PACCAR, Inc.	900	34
	Ingersoll-Rand Co.	989	31
	MSC Industrial Direct Co., Inc. Class A	500	23
	Pentair, Inc.	500	17
*	John Bean Technologies Corp.	1,326	17
*	WESCO International, Inc.	500	16
	Armstrong Worldwide Industries, Inc.	100	3
*	Avis Budget Group, Inc.	393	2
			35,400
Information Technology (7.4%)
	Microsoft Corp.	192,899	5,148
	International Business Machines Corp.	32,046	3,748
*	Cisco Systems, Inc.	163,399	3,686
	Hewlett-Packard Co.	68,711	3,177
*	Apple Inc.	24,412	2,775
*	Google Inc.	6,540	2,619
	Intel Corp.	129,599	2,427
*	Oracle Corp.	110,399	2,242
	QUALCOMM Inc.	46,399	1,994
*	Dell Inc.	56,599	933
	Texas Instruments, Inc.	41,099	884
	Corning, Inc.	52,599	823
*	eBay Inc.	35,899	803
*	EMC Corp.	66,199	792
*	Yahoo! Inc.	42,899	742
	Visa Inc.	11,600	712
	Automatic Data Processing, Inc.	16,600	710
	Applied Materials, Inc.	44,350	671
*	Adobe Systems, Inc.	17,000	671
	Western Union Co.	27,013	666
*	Symantec Corp.	31,261	612
	MasterCard, Inc. Class A	2,680	475
	Xerox Corp.	38,099	439
*	Intuit, Inc.	13,800	436
	Altera Corp.	17,800	368

	Amphenol Corp.	9,100	365
*	Fiserv, Inc.	7,625	361
	Paychex, Inc.	9,850	325
*	Autodesk, Inc.	9,400	315
	Analog Devices, Inc.	11,434	301
*	Electronic Arts Inc.	8,143	301
	National Semiconductor Corp.	17,100	294
*	Agilent Technologies, Inc.	9,844	292
	Global Payments Inc.	6,500	292
*	BMC Software, Inc.	10,100	289
	KLA-Tencor Corp.	8,800	279
	Fidelity National Information Services, Inc.	14,600	270
*	Affiliated Computer Services, Inc. Class A	5,300	268
*	Mettler-Toledo International Inc.	2,700	265
	Microchip Technology, Inc.	8,800	259
*	Compuware Corp.	26,599	258
	Linear Technology Corp.	8,200	251
*	Broadcom Corp.	13,350	249
	Xilinx, Inc.	10,600	249
*	NetApp, Inc.	12,912	235
*	Citrix Systems, Inc.	9,200	232
*	Computer Sciences Corp.	5,700	229
*	NVIDIA Corp.	19,900	213
*	LAM Research Corp.	6,500	205
*	DST Systems, Inc.	3,600	202
*	Avnet, Inc.	8,100	200
	Tyco Electronics Ltd.	7,200	199
*	Arrow Electronics, Inc.	7,500	197
*	Ingram Micro, Inc. Class A	12,100	194
	Molex, Inc.	8,466	190
*	NCR Corp.	8,336	184
	Intersil Corp.	10,800	179
	CA, Inc.	8,330	166
*	Teradata Corp.	8,336	163
	Motorola, Inc.	22,251	159
*	Lexmark International, Inc.	4,500	147
	Accenture Ltd.	3,300	125
	Total System Services, Inc.	6,900	113
	AVX Corp.	10,700	109
*	Western Digital Corp.	4,800	102
	Harris Corp.	2,100	97
*	Synopsys, Inc.	4,800	96
*	Tellabs, Inc.	22,599	92
	Lender Processing Services, Inc.	2,750	84
*	Advanced Micro Devices, Inc.	15,000	79
*	LSI Corp.	14,400	77
	Broadridge Financial Solutions LLC	4,275	66
*	Teradyne, Inc.	8,000	62

*	Sun Microsystems, Inc.	7,313	56
*	Integrated Device Technology Inc.	6,200	48
*	ADC Telecommunications, Inc.	5,528	47
*	Convergys Corp.	3,100	46
*	EchoStar Corp.	1,751	42
*	Tech Data Corp.	1,400	42
*	IAC/InterActiveCorp	2,350	41
*	Metavante Technologies	1,600	31
*	Novellus Systems, Inc.	1,000	20
			48,805
Materials (1.7%)
	Monsanto Co.	16,007	1,584
	Praxair, Inc.	9,499	682
	E.I. du Pont de Nemours & Co.	16,899	681
	Freeport-McMoRan Copper & Gold, Inc. Class B	10,386	590
	Newmont Mining Corp. (Holding Co.)	14,788	573
	The Mosaic Co.	6,400	435
	Dow Chemical Co.	13,499	429
	Nucor Corp.	10,399	411
	Ecolab, Inc.	7,899	383
	Sigma-Aldrich Corp.	6,999	367
	United States Steel Corp.	4,300	334
	Alcoa Inc.	14,587	329
	CF Industries Holdings, Inc.	3,200	293
*	Pactiv Corp.	11,699	291
	Cleveland-Cliffs Inc.	5,200	275
	Airgas, Inc.	5,500	273
*	Owens-Illinois, Inc.	8,858	260
	Celanese Corp. Series A	9,299	260
	Martin Marietta Materials, Inc.	2,286	256
*	Crown Holdings, Inc.	11,099	247
	FMC Corp.	4,700	242
	AK Steel Holding Corp.	9,299	241
	Nalco Holding Co.	12,399	230
*	Smurfit-Stone Container Corp.	45,887	216
	Reliance Steel & Aluminum Co.	5,600	213
*	Domtar Corp.	46,099	212
	Sealed Air Corp.	9,199	202
	Ball Corp.	4,700	186
	Steel Dynamics, Inc.	9,799	167
	Cytec Industries, Inc.	4,300	167
	Schnitzer Steel Industries, Inc. Class A	4,000	157
	Scotts Miracle-Gro Co.	5,300	125
	Allegheny Technologies Inc.	977	29
	Air Products & Chemicals, Inc.	400	27
	Vulcan Materials Co.	334	25
	Albemarle Corp.	600	19
	Ashland, Inc.	300	9
			11,420

Telecommunication Services (1.4%)
	AT&T Inc.	141,764	3,958
	Verizon Communications Inc.	60,598	1,945
*	American Tower Corp. Class A	15,099	543
*	Crown Castle International Corp.	12,899	374
	Sprint Nextel Corp.	50,866	310
	CenturyTel, Inc.	8,274	303
	Embarq Corp.	6,857	278
*	SBA Communications Corp.	8,499	220
*	U.S. Cellular Corp.	4,149	195
	Telephone & Data Systems, Inc.	4,499	161
*	Clearwire Corp.	13,199	157
*	Level 3 Communications, Inc.	43,799	118
	Telephone & Data Systems, Inc. - Special Common Shares	2,999	108
	Qwest Communications International Inc.	24,229	78
	Windstream Corp.	7,138	78
	Frontier Communications Corp.	936	11
			8,837
Utilities (1.7%)
	Exelon Corp.	19,099	1,196
	FPL Group, Inc.	12,399	624
	Entergy Corp.	6,400	570
	Public Service Enterprise Group, Inc.	15,599	512
	Sempra Energy	9,866	498
	PPL Corp.	13,199	489
	Edison International	11,799	471
	PG&E Corp.	12,199	457
*	AES Corp.	31,699	371
	Questar Corp.	8,476	347
	Allegheny Energy, Inc.	9,111	335
	MDU Resources Group, Inc.	11,149	323
	Southern Co.	8,200	309
*	NRG Energy, Inc.	12,399	307
	Wisconsin Energy Corp.	6,800	305
	Equitable Resources, Inc.	8,000	293
	FirstEnergy Corp.	4,300	288
*	Calpine Corp.	21,399	278
	Integrys Energy Group, Inc.	5,400	270
	CenterPoint Energy Inc.	18,190	265
	NSTAR	7,900	265
	Energen Corp.	5,600	254
	CMS Energy Corp.	18,800	234
	Northeast Utilities	8,900	228
	Duke Energy Corp.	12,991	226
*	Mirant Corp.	12,253	224
	American Water Works Co., Inc.	9,799	211
	Aqua America, Inc.	11,699	208
*	Dynegy, Inc.	57,399	205

	Sierra Pacific Resources	20,116	193
	Dominion Resources, Inc.	4,308	184
*	Reliant Energy, Inc.	22,599	166
	SCANA Corp.	1,400	54
	Constellation Energy Group, Inc.	1,235	30
	NiSource, Inc.	1,077	16
			11,206
Total Common Stocks (Cost $222,897)			305,670

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (53.1%)
Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(3)	1,689	1,778

Arizona (2.8%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,964	2,103
Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,214	2,304
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23	(1)	4,584	4,468
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/15	(3)	5,523	5,763
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,998	3,813
					18,451
California (2.5%)
California GO	6.000%	2/1/16		1,999	2,205
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/11	(2)	1,534	1,552
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	4,063	4,337
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	2,999	3,178
California State Econ. Recovery Bonds	5.000%	7/1/15		2,099	2,220
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	2,999	2,845
					16,337
Colorado (2.0%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13	(2)(Prere.)	3,748	4,059
Colorado Springs CO Util. System Rev.	5.375%	11/15/13		2,773	2,905
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	1,499	1,481
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23	(3)	5,023	4,793
					13,238
District of Columbia (0.5%)
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11	(1)	2,994	3,109

Florida (2.1%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	4,999	5,176
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		3,564	3,612
Florida Turnpike Auth. Rev.	5.250%	7/1/09	(3)	484	491
Florida Turnpike Auth. Rev.	5.250%	7/1/10	(3)	824	835

Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	5.500%	10/1/08	LOC	249	250

Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		2,434	2,365
Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/09	(1)	999	1,023
					13,752
Georgia (1.0%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(3)	3,367	3,470
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(1)	2,997	3,270
					6,740
Hawaii (1.6%)
Hawaii GO	5.875%	10/1/10	(1)(Prere.)	1,869	1,986
Hawaii GO	5.000%	10/1/24	(1)	2,998	2,935
Honolulu HI City & County GO	5.000%	7/1/19	(4)	1,998	2,031
Honolulu HI City & County GO	5.000%	7/1/20	(4)	3,203	3,215
					10,167
Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(3)	2,378	2,098
Illinois GO	5.250%	8/1/12	(1)	3,698	3,948
Illinois Sales Tax Rev.	0.000%	12/15/16	(2)	4,997	3,359
					9,405
Indiana (1.1%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		3,287	2,845
Indiana Muni. Power Agency Rev.	5.250%	1/1/15	(1)	4,437	4,614
					7,459
Louisiana (0.9%)
Louisiana GO	5.500%	5/15/15	(3)	2,662	2,751
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16		3,257	3,177
					5,928
Maryland (1.9%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	(2)	2,238	2,291
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	(2)	2,363	2,426
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19	(2)	2,184	2,225
Maryland Dept. of Transp.	5.000%	3/1/13		5,398	5,750
					12,692
Massachusetts (3.2%)
Chelsea MA GO	5.500%	6/15/11	(2)	740	749
Chelsea MA GO	5.500%	6/15/12	(2)	735	743
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09	(Prere.)	1,694	1,730
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25	(1)	2,044	2,087
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(1)	3,499	3,567
Massachusetts GO	5.500%	11/1/13	(3)	1,999	2,174
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/28		1,999	1,733
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		1,879	1,904
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17	(1)	1,000	1,006
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	415	432
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		1,365	1,415

Massachusetts Water Resources Auth. Rev.	5.250%	8/1/17	(4)	2,999	3,211
					20,751
Michigan (1.8%)
Mason MI Public School Dist. (School Building & Site) GO	5.250%	5/1/17	(4)	1,849	1,913

Michigan Building Auth. Rev.	5.125%	10/15/08	(Prere.)	3,013	3,017
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12		4,733	4,885
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	2,108	2,263
					12,078
Minnesota (0.6%)
Minnesota GO	5.000%	6/1/12		3,724	3,964

Mississippi (1.3%)
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	4.500%	10/1/08		3,398	3,400
Mississippi GO	5.500%	12/1/18		2,748	2,923
Mississippi GO	5.500%	12/1/19		1,998	2,122
					8,445
Missouri (1.8%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26		4,407	4,257
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/10	(Prere.)	3,998	4,233
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/15	(4)	2,963	3,071
					11,561
Nevada (0.8%)
Clark County NV School Dist. GO	5.000%	6/15/18		5,184	5,298

New Jersey (1.5%)
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	2,999	3,156
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	624	681
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	329	360
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	1,439	1,570
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(3)	3,998	4,053
					9,820
New York (6.2%)
Erie County NY GO	6.125%	1/15/11	(3)	610	645
Hempstead NY GO	5.625%	2/1/11	(3)	685	690
Huntington NY GO	6.700%	2/1/10	(3)	375	395
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	2,000	2,063
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11	(2)	2,999	3,180
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12	(4)(ETM)	2,000	2,160
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/10	(3)(Prere.)	2,109	2,224
New York City NY GO VRDO	5.200%	10/1/08	LOC	1,800	1,800
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10	(Prere.)	3,304	3,509
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		2,000	2,130

New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/10	(4)	1,500	1,532
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23	(1)	3,999	3,811
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24	(1)	3,799	3,605
New York State Thruway Auth. Rev.	5.000%	1/1/21	(1)	8,489	8,413
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/14		3,999	4,203
					40,360
North Carolina (1.1%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14		2,398	2,417
North Carolina GO	5.000%	3/1/20		1,998	2,031
North Carolina Medical Care Comm. Hosp. Rev. (Lexington Memorial Hosp. Project) VRDO	7.000%	10/1/08	LOC	2,798	2,800
					7,248
Ohio (4.0%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	4.400%	10/1/08	LOC	1,500	1,500
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		1,559	1,297
Cleveland OH Public Power System Rev.	5.000%	11/15/20	(3)	4,999	4,900
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(1)	1,774	1,796
Ohio Common Schools GO VRDO	7.800%	10/7/08		300	300
Ohio GO	5.500%	2/1/19		1,999	2,133
Ohio Higher Educ. GO	5.000%	2/1/25		1,160	1,131
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11	(2)	4,189	4,356
Ohio State Conservation Projects GO	5.000%	3/1/17		3,884	3,978
Ohio Water Dev. Auth. PCR	5.000%	6/1/17		4,999	5,160
					26,551
Oklahoma (0.4%)
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	2,994	2,850

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,394	2,465

Pennsylvania (1.4%)
Pennsylvania GO	5.250%	2/1/12	(3)	3,499	3,719
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08	(Prere.)	115	117
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09	(2)(ETM)	419	426
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09	(2)	194	198
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	309	314
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	30	30
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	3,499	3,482

Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09	(1)	999	1,026
					9,312
Puerto Rico (0.9%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(3)	2,422	2,468
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(12)(ETM)	2,997	3,258
					5,726
South Carolina (1.8%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26		2,608	2,464
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(3)	3,998	1,486
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	1,699	1,612
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	5,698	6,012
					11,574
Tennessee (1.3%)
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev.	6.500%	1/1/09	(3)	1,997	2,018
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		7,497	6,461
					8,479
Texas (5.5%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10	(1)(Prere.)	2,200	2,312
Dallas TX Civic Center Refunding & Improvement Rev.	4.600%	8/15/09	(1)	110	111
Dallas TX Civic Center Refunding & Improvement Rev.	4.700%	8/15/10	(1)	815	824
Harris County TX Rev.	5.000%	8/15/22		3,004	2,925
Houston TX Water & Sewer System Rev.	0.000%	12/1/08	(2)	2,750	2,736
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		2,999	2,775
San Antonio TX Electric & Gas Rev.	5.125%	2/1/09		1,000	1,009
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		3,404	3,384
San Antonio TX GO	5.000%	8/1/18		5,469	5,657
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27	(1)	3,634	3,543
San Antonio TX Water Rev.	6.500%	5/15/10	(1)(ETM)	50	51
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/16	(2)	5,259	5,486
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	160	151
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/18		4,899	5,192
					36,156
Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/20	(1)	2,997	2,947
Washington GO	6.000%	6/1/12		997	1,091
					4,038
Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,352	1,450
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,337	1,433
					2,883
Total Tax-Exempt Municipal Bonds (Cost $359,322)					348,615

	Coupon		Face Amount ($000)	Market Value ($000)
Money Market Fund (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $180)	2.296%	180,000	180
Total Investments (99.6%) (Cost $582,399)				654,465
[2] Other Assets and Liabilities-Net (0.4%)				2,846
Net Assets (100%)				657,311

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $174,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $179,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $582,399,000. Net unrealized appreciation of investment securities for tax purposes was $72,066,000, consisting of unrealized gains of $104,775,000 on securities that had risen in value since their purchase and $32,709,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	305,850
Level 2- Other significant observable inputs	348,615
Level 3- Significant unobservable inputs	-
Total	654,465

Vanguard Tax-Managed Small Cap Fund

Schedule of Investments
As of Spetember 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (14.1%)
*	LKQ Corp.	539,327	9,152
*	Panera Bread Co.	131,855	6,711
	Polaris Industries, Inc.	147,250	6,698
	Aaron Rents, Inc.	240,805	6,519
*	Tractor Supply Co.	144,900	6,093
	Wolverine World Wide, Inc.	223,569	5,918
*	Deckers Outdoor Corp.	56,386	5,869
*	Fossil, Inc.	204,593	5,776
*	WMS Industries, Inc.	185,666	5,676
	Arbitron Inc.	125,430	5,605
	Hillenbrand Inc.	277,170	5,588
*	Jack in the Box Inc.	263,771	5,566
*	Live Nation, Inc.	320,951	5,222
	Brunswick Corp.	371,579	4,752
	Pool Corp.	202,136	4,716
*	The Gymboree Corp.	128,079	4,547
	Men's Wearhouse, Inc.	211,380	4,490
*	Zale Corp.	163,276	4,082
*	Sonic Corp.	270,923	3,947
*	Coinstar, Inc.	123,130	3,940
*	CEC Entertainment Inc.	117,479	3,900
	The Buckle, Inc.	66,415	3,689
*	The Children's Place Retail Stores, Inc.	104,729	3,493
	Ethan Allen Interiors, Inc.	117,976	3,306
*	Iconix Brand Group Inc.	251,063	3,284
	Genesco, Inc.	96,673	3,237
*	The Dress Barn, Inc.	207,611	3,174
*	JAKKS Pacific, Inc.	126,726	3,157
*	Meritage Corp.	123,718	3,056
*	Quiksilver, Inc.	507,852	2,915
	OfficeMax, Inc.	322,831	2,870
	Brown Shoe Co., Inc.	168,618	2,762
*	P.F. Chang's China Bistro, Inc.	111,497	2,625
	NutriSystem, Inc.	147,385	2,612
*	Jos. A. Bank Clothiers, Inc.	76,829	2,581
*	Blue Nile Inc.	60,190	2,580
*	Papa John's International, Inc.	93,131	2,529
	UniFirst Corp.	58,296	2,512
*	Hibbett Sports Inc.	124,826	2,499
*	Buffalo Wild Wings Inc.	61,661	2,481
	CBRL Group, Inc.	93,739	2,465
	Finish Line, Inc.	243,239	2,430
*	Skechers U.S.A., Inc.	144,327	2,429
*	Standard Pacific Corp.	481,318	2,363
*	ATC Technology Corp.	98,582	2,340
	Fred's, Inc.	163,949	2,331

	Group 1 Automotive, Inc.	102,716	2,232
	Stage Stores, Inc.	163,337	2,231
	Cato Corp. Class A	126,050	2,212
	CKE Restaurants Inc.	203,270	2,155
*	Texas Roadhouse, Inc.	239,013	2,149
*	Jo-Ann Stores, Inc.	102,378	2,148
	Superior Industries International, Inc.	109,898	2,106
*	Red Robin Gourmet Burgers, Inc.	74,573	1,999
	K-Swiss, Inc.	112,167	1,952
*	Cabela's Inc.	159,058	1,921
*	Champion Enterprises, Inc.	344,007	1,909
	La-Z-Boy Inc.	200,427	1,868
*	PetMed Express, Inc.	116,438	1,828
*	Ticketmaster	166,103	1,782
	Movado Group, Inc.	79,032	1,766
*	Pinnacle Entertainment, Inc.	231,500	1,750
*	Interval Leisure Group, Inc.	168,018	1,747
*	True Religion Apparel, Inc.	67,312	1,740
	National Presto Industries, Inc.	22,506	1,677
*	HSN,Inc.	151,053	1,663
	The Marcus Corp.	102,060	1,641
	Winnebago Industries, Inc.	123,884	1,601
*	Peet's Coffee & Tea Inc.	55,689	1,555
*	Pre-Paid Legal Services, Inc.	37,432	1,544
*	RC2 Corp.	75,284	1,506
*	Universal Technical Institute Inc.	88,097	1,503
	Oxford Industries, Inc.	54,256	1,401
*	Zumiez Inc.	80,011	1,319
*	Ruby Tuesday, Inc.	220,574	1,277
*	Universal Electronics, Inc.	51,124	1,277
*	Crocs, Inc.	355,198	1,272
*	Maidenform Brands, Inc.	85,387	1,239
*	Drew Industries, Inc.	72,306	1,237
*	California Pizza Kitchen, Inc.	93,650	1,205
	The Pep Boys (Manny, Moe & Jack)	189,554	1,171
*	Hot Topic, Inc.	175,967	1,163
*	Shuffle Master, Inc.	225,237	1,146
	M/I Homes, Inc.	48,240	1,099
*	Tween Brands, Inc.	109,684	1,074
	Sonic Automotive, Inc.	125,766	1,064
	DineEquity, Inc.	58,335	984
*	Volcom, Inc.	56,730	980
*	Charlotte Russe Holding Inc.	95,256	976
	Big 5 Sporting Goods Corp.	94,425	974
*	Stamps.com Inc.	83,161	970
	Christopher & Banks Corp.	125,773	965
	E.W. Scripps Co. Class A	127,255	900
	Haverty Furniture Cos., Inc.	78,632	900
*	Steak n Shake Co.	100,981	877

	Skyline Corp.	32,494	859
*	Midas Inc.	57,840	796
	O'Charley's Inc.	87,504	766
*	Perry Ellis International Corp.	50,595	754
	Landry's Restaurants, Inc.	45,715	711
*	Sturm, Ruger & Co., Inc.	93,271	647
	Libbey, Inc.	68,883	586
*	Audiovox Corp.	59,493	557
*	Nautilus Inc.	115,640	528
*	Russ Berrie and Co., Inc.	59,831	459
	Stein Mart, Inc.	104,235	408
	Spartan Motors, Inc.	124,330	395
	Standard Motor Products, Inc.	58,651	365
*	Monarch Casino & Resort, Inc.	29,852	340
	CPI Corp.	27,880	300
*	MarineMax, Inc.	39,221	284
	Bassett Furniture Industries, Inc.	32,651	279
	Arctic Cat, Inc.	29,808	273
*	Tuesday Morning Corp.	61,692	255
*	Fleetwood Enterprises, Inc.	219,447	226
	AH Belo Corp.	33,946	175
*	Multimedia Games Inc.	28,541	124
*	Ruth's Hospitality Group Inc.	20,372	80
*	4Kids Entertainment Inc.	11,013	78
*	Radio One, Inc. Class D	75,464	57
*	Select Comfort Corp.	32,823	54
	Lithia Motors, Inc.	10,072	43
	Monaco Coach Corp.	21,051	41
*	Wendy's/Arby's Group, Inc.	3,759	20
			268,602
Consumer Staples (4.1%)
	Longs Drug Stores, Inc.	140,530	10,630
	Flowers Foods, Inc.	333,489	9,791
	Casey's General Stores, Inc.	224,903	6,785
*	Chattem, Inc.	84,901	6,638
*	Hain Celestial Group, Inc.	177,839	4,896
*	United Natural Foods, Inc.	174,990	4,373
*	TreeHouse Foods Inc.	138,430	4,111
*	Darling International, Inc.	343,563	3,817
	Lance, Inc.	138,463	3,142
*	Green Mountain Coffee Roasters, Inc.	72,194	2,840
	The Andersons, Inc.	78,701	2,772
	WD-40 Co.	75,163	2,701
	Sanderson Farms, Inc.	68,328	2,510
	Nash-Finch Co.	58,149	2,507
	Spartan Stores, Inc.	90,755	2,258
	J & J Snack Foods Corp.	65,978	2,237
*	Boston Beer Co., Inc. Class A	39,012	1,853

*	Central Garden & Pet Co. Class A	282,271	1,680
*	Alliance One International, Inc.	332,197	1,262
*	The Great Atlantic & Pacific Tea Co., Inc.	102,566	1,110
*	Spectrum Brands Inc.	180,223	250
	Mannatech, Inc.	36,190	145
			78,308
Energy (7.0%)
	Southern Union Co.	537,969	11,109
*	Unit Corp.	203,330	10,130
	Penn Virginia Corp.	182,243	9,739
	St. Mary Land & Exploration Co.	268,023	9,555
*	Oceaneering International, Inc.	178,245	9,504
*	Atwood Oceanics, Inc.	236,890	8,623
*	SEACOR Holdings Inc.	97,071	7,664
*	Stone Energy Corp.	148,978	6,306
*	Swift Energy Co.	133,922	5,181
	Lufkin Industries, Inc.	64,969	5,155
*	Dril-Quip, Inc.	118,766	5,153
*	ION Geophysical Corp.	354,405	5,029
	CARBO Ceramics Inc.	90,492	4,670
*	TETRA Technologies, Inc.	321,870	4,458
*	Bristow Group, Inc.	120,006	4,061
*	Hornbeck Offshore Services, Inc.	102,501	3,959
*	NATCO Group Inc.	84,829	3,408
*	Pioneer Drilling Co.	220,728	2,936
*	Petroleum Development Corp.	66,115	2,934
*	PetroQuest Energy, Inc.	188,859	2,899
	World Fuel Services Corp.	119,700	2,757
*	Basic Energy Services Inc.	99,474	2,119
*	Matrix Service Co.	110,016	2,101
*	Superior Well Services, Inc.	69,503	1,759
	Gulf Island Fabrication, Inc.	48,506	1,672
			132,881
Exchange-Traded Fund (1.6%)
[1]	Vanguard REIT ETF	500,000	30,385

Financials (16.7%)
	Home Properties, Inc. REIT	146,129	8,468
	BioMed Realty Trust, Inc. REIT	310,760	8,220
	UMB Financial Corp.	153,334	8,053
*	ProAssurance Corp.	143,009	8,008
	Hilb, Rogal and Hamilton Co.	162,894	7,614
	Susquehanna Bancshares, Inc.	371,114	7,244
	Whitney Holdings Corp.	286,888	6,957
	Glacier Bancorp, Inc.	245,320	6,077
	Zenith National Insurance Corp.	164,580	6,030
	United Bankshares, Inc.	170,725	5,975
*	Investment Technology Group, Inc.	193,719	5,895

	Old National Bancorp	291,193	5,830
	Prosperity Bancshares, Inc.	164,937	5,606
	Selective Insurance Group	242,702	5,563
	Senior Housing Properties Trust REIT	233,250	5,558
	Hancock Holding Co.	108,556	5,536
	Delphi Financial Group, Inc.	190,238	5,334
	Extra Space Storage Inc. REIT	344,929	5,298
	Greenhill & Co., Inc.	71,506	5,274
*	Signature Bank	149,592	5,218
	National Penn Bancshares Inc.	348,212	5,084
	R.L.I. Corp.	80,455	4,995
	First Midwest Bancorp, Inc.	205,673	4,985
	PrivateBancorp, Inc.	116,430	4,850
	First Financial Bankshares, Inc.	88,232	4,577
	Cash America International Inc.	126,839	4,571
	Entertainment Properties Trust REIT	74,649	4,085
	National Retail Properties REIT	168,424	4,034
	TrustCo Bank NY	335,060	3,924
	optionsXpress Holdings Inc.	195,363	3,794
	East West Bancorp, Inc.	274,109	3,755
	Kilroy Realty Corp. REIT	77,580	3,708
	Umpqua Holdings Corp.	250,916	3,691
	First Commonwealth Financial Corp.	271,021	3,651
	Tanger Factory Outlet Centers, Inc. REIT	81,997	3,591
*	Stifel Financial Corp.	71,816	3,584
	First BanCorp Puerto Rico	310,314	3,432
*	Navigators Group, Inc.	58,820	3,412
	Sterling Bancshares, Inc.	324,857	3,395
	Sterling Financial Corp.	221,915	3,218
	Community Bank System, Inc.	124,444	3,130
	Brookline Bancorp, Inc.	243,837	3,119
	EastGroup Properties, Inc. REIT	62,382	3,028
	UCBH Holdings, Inc.	471,967	3,025
*	Piper Jaffray Cos., Inc.	69,552	3,008
	Wintrust Financial Corp.	102,170	2,999
	Infinity Property & Casualty Corp.	72,088	2,970
	Mid-America Apartment Communities, Inc. REIT	59,881	2,943
*	Portfolio Recovery Associates, Inc.	59,716	2,904
	United Fire & Casualty Co.	101,298	2,896
*	World Acceptance Corp.	75,022	2,701
	Safety Insurance Group, Inc.	68,403	2,594
	Financial Federal Corp.	113,042	2,591
	Lexington Realty Trust REIT	150,128	2,585
	National Financial Partners Corp.	168,653	2,530
	Sovran Self Storage, Inc. REIT	56,566	2,528
	Bank Mutual Corp.	216,112	2,453
	PS Business Parks, Inc. REIT	41,515	2,391
	Inland Real Estate Corp. REIT	152,051	2,386

*	Forestar Real Estate Group, Inc.	156,288	2,305
	Stewart Information Services Corp.	73,269	2,180
	Frontier Financial Corp.	160,362	2,154
	Acadia Realty Trust REIT	84,199	2,129
	Colonial Properties Trust REIT	113,512	2,122
	Tower Group, Inc.	89,669	2,113
	Boston Private Financial Holdings, Inc.	235,631	2,059
	LaSalle Hotel Properties REIT	88,131	2,055
	DiamondRock Hospitality Co. REIT	220,768	2,009
	United Community Banks, Inc.	139,671	1,852
	SWS Group, Inc.	91,302	1,841
	Pennsylvania REIT	97,021	1,829
	Central Pacific Financial Co.	104,781	1,761
	Dime Community Bancshares	111,506	1,697
	LandAmerica Financial Group, Inc.	69,060	1,675
	First Financial Bancorp	114,693	1,674
	Presidential Life Corp.	102,880	1,624
	The South Financial Group, Inc.	216,401	1,586
	LTC Properties, Inc. REIT	53,708	1,575
*	First Cash Financial Services, Inc.	104,290	1,564
	Medical Properties Trust Inc. REIT	136,983	1,555
	Parkway Properties Inc. REIT	38,136	1,444
	Sterling Bancorp	88,201	1,275
	Columbia Banking System, Inc.	71,575	1,269
	Cedar Shopping Centers, Inc. REIT	95,863	1,267
*	TradeStation Group, Inc.	128,511	1,202
	Urstadt Biddle Properties Class A REIT	64,000	1,200
	Provident Bankshares Corp.	110,526	1,073
	Nara Bancorp, Inc.	91,929	1,030
	Wilshire Bancorp Inc.	78,577	956
*	LaBranche & Co. Inc.	200,492	902
	Kite Realty Group Trust REIT	75,758	833
	Hanmi Financial Corp.	156,430	790
	Cascade Bancorp	78,856	701
*	Rewards Network Inc.	129,274	649
*	Guaranty Financial Group, Inc.	123,159	486
	Independent Bank Corp. (MI)	72,959	452
	Corus Bankshares Inc.	103,419	419
*	First Federal Financial Corp.	51,166	401
	Flagstar Bancorp, Inc.	124,531	371
	Anchor Bancorp Wisconsin Inc.	48,997	360
	Irwin Financial Corp.	12,190	48
*	BankAtlantic Bancorp, Inc. Class A	4,776	39
			317,401
Health Care (13.7%)
*	Pediatrix Medical Group, Inc.	206,932	11,158
*	Immucor Inc.	310,429	9,921
	Owens & Minor, Inc. Holding Co.	181,488	8,802

*	PAREXEL International Corp.	249,529	7,151
*	Haemonetics Corp.	113,649	7,014
*	Magellan Health Services, Inc.	170,511	7,001
	West Pharmaceutical Services, Inc.	142,275	6,946
	Cooper Cos., Inc.	197,979	6,882
*	Alpharma, Inc. Class A	180,759	6,668
*	Regeneron Pharmaceuticals, Inc.	277,095	6,049
*	AMERIGROUP Corp.	237,235	5,990
*	Amedisys Inc.	117,329	5,710
*	American Medical Systems Holdings, Inc.	318,886	5,663
*	Cubist Pharmaceuticals, Inc.	246,758	5,485
*	Dionex Corp.	82,353	5,234
*	PSS World Medical, Inc.	264,753	5,163
	Meridian Bioscience Inc.	173,506	5,039
	Sciele Pharma, Inc.	159,084	4,898
*	Eclipsys Corp.	225,739	4,729
*	Healthspring, Inc.	221,116	4,679
	Martek Biosciences Corp.	145,777	4,580
	Chemed Corp.	106,958	4,392
*	HealthExtras, Inc.	157,234	4,107
*	ViroPharma Inc.	312,000	4,093
*	CONMED Corp.	126,910	4,061
*	Centene Corp.	193,595	3,971
*	Phase Forward Inc.	187,788	3,927
*	AmSurg Corp.	144,150	3,671
*	Integra LifeSciences Holdings	82,132	3,616
*	Gentiva Health Services, Inc.	132,397	3,567
	Invacare Corp.	142,090	3,430
	Mentor Corp.	138,134	3,296
*	ArthroCare Corp.	115,764	3,209
	Datascope Corp.	60,985	3,149
*	Symmetry Medical Inc.	167,015	3,100
*	PharMerica Corp.	134,671	3,029
*	Zoll Medical Corp.	92,462	3,025
*	Allscripts Healthcare Solutions, Inc.	238,845	2,971
	Analogic Corp.	59,385	2,955
*	Savient Pharmaceuticals Inc.	195,411	2,914
	Vital Signs, Inc.	37,643	2,782
*	Natus Medical Inc.	117,078	2,653
*	Kendle International Inc.	59,158	2,645
*	Healthways, Inc.	159,055	2,566
*	inVentiv Health, Inc.	143,911	2,541
*	Merit Medical Systems, Inc.	130,736	2,454
*	Sunrise Senior Living, Inc.	177,484	2,448
*	Greatbatch, Inc.	99,675	2,446
*	HMS Holdings Corp.	93,197	2,233
*	SurModics, Inc.	68,020	2,142
	Landauer, Inc.	29,075	2,115

*	AMN Healthcare Services, Inc.	114,908	2,019
*	Res-Care, Inc.	108,519	1,969
*	Cross Country Healthcare, Inc.	120,305	1,960
*	Abaxis, Inc.	95,199	1,875
*	LHC Group Inc.	64,246	1,830
*	Omnicell, Inc.	137,647	1,810
*	Par Pharmaceutical Cos. Inc.	146,857	1,805
*	Kensey Nash Corp.	56,963	1,792
*	Molina Healthcare Inc.	56,733	1,759
*	CryoLife Inc.	116,894	1,534
*	RehabCare Group, Inc.	84,079	1,522
*	Cyberonics, Inc.	84,586	1,438
*	ICU Medical, Inc.	45,060	1,370
*	Odyssey Healthcare, Inc.	130,414	1,324
*	Air Methods Corp.	46,454	1,315
*	Enzo Biochem, Inc.	119,192	1,310
*	Noven Pharmaceuticals, Inc.	94,347	1,102
*	Salix Pharmaceuticals, Ltd.	152,778	979
*	Palomar Medical Technologies, Inc.	69,228	932
*	MedCath Corp.	46,127	827
*	Cambrex Corp.	104,006	640
*	ArQule, Inc.	163,141	525
*	Pharmanet Development Group, Inc.	69,758	504
*	Theragenics Corp.	158,458	494
*	Osteotech, Inc.	83,645	356
	LCA-Vision Inc.	14,696	68
*	BioLase Technology, Inc.	30,388	57
			261,386
Industrials (18.3%)
	Landstar System, Inc.	226,090	9,961
*	Waste Connections, Inc.	286,242	9,818
	Woodward Governor Co.	262,683	9,265
	Watson Wyatt & Co. Holdings	185,868	9,243
	Curtiss-Wright Corp.	198,410	9,018
*	Teledyne Technologies, Inc.	156,669	8,955
*	Kirby Corp.	228,720	8,678
	Brady Corp. Class A	240,858	8,497
	CLARCOR Inc.	223,665	8,488
*	Moog Inc.	189,014	8,105
*	Gardner Denver Inc.	233,000	8,090
	Lennox International Inc.	240,535	8,003
	Acuity Brands, Inc.	186,248	7,778
*	EMCOR Group, Inc.	287,286	7,561
	The Toro Co.	166,347	6,870
	Valmont Industries, Inc.	77,115	6,377
*	Hub Group, Inc.	167,301	6,299
	Belden Inc.	195,659	6,224
*	Orbital Sciences Corp.	255,800	6,132

*	Tetra Tech, Inc.	251,980	6,063
	Regal-Beloit Corp.	139,232	5,920
	Kaydon Corp.	123,434	5,562
	Baldor Electric Co.	192,220	5,538
	Watsco, Inc.	106,248	5,342
*	United Stationers, Inc.	103,941	4,971
*	Esterline Technologies Corp.	125,412	4,965
	Robbins & Myers, Inc.	152,890	4,729
*	Ceradyne, Inc.	121,163	4,442
	Simpson Manufacturing Co.	162,478	4,402
	Knight Transportation, Inc.	258,704	4,390
	Applied Industrial Technology, Inc.	160,845	4,332
	ABM Industries Inc.	189,766	4,144
*	II-VI, Inc.	102,821	3,975
	Skywest, Inc.	247,292	3,952
	Barnes Group, Inc.	194,505	3,933
	Heartland Express, Inc.	246,128	3,820
	Arkansas Best Corp.	112,405	3,787
	A.O. Smith Corp.	96,091	3,766
	Watts Water Technologies, Inc.	137,209	3,753
	Lindsay Manufacturing Co.	50,805	3,696
	Healthcare Services Group, Inc.	199,407	3,647
	Briggs & Stratton Corp.	219,045	3,544
*	EnPro Industries, Inc.	95,247	3,539
	Mueller Industries Inc.	152,338	3,505
	Forward Air Corp.	127,825	3,481
*	Old Dominion Freight Line, Inc.	122,765	3,479
	Triumph Group, Inc.	74,091	3,387
	Kaman Corp. Class A	116,982	3,332
	Albany International Corp.	116,990	3,197
*	Sykes Enterprises, Inc.	145,163	3,188
*	TrueBlue, Inc.	189,240	3,058
	G & K Services, Inc. Class A	88,454	2,923
	Interface, Inc.	256,462	2,916
*	AAR Corp.	168,519	2,796
*	Mobile Mini, Inc.	144,004	2,784
	Universal Forest Products, Inc.	79,669	2,781
	Administaff, Inc.	99,626	2,712
	Viad Corp.	91,309	2,629
*	Astec Industries, Inc.	85,019	2,621
*	NCI Building Systems, Inc.	80,039	2,541
	Quanex Building Products Corp.	165,356	2,520
	Gibraltar Industries Inc.	127,457	2,385
*	School Specialty, Inc.	76,423	2,384
	Heidrick & Struggles International, Inc.	73,853	2,227
	Apogee Enterprises, Inc.	136,491	2,051
	Cubic Corp.	74,124	1,823
	Tredegar Corp.	95,796	1,704

*	GenCorp, Inc.	249,855	1,684
*	Insituform Technologies Inc. Class A	106,623	1,595
*	John Bean Technologies Corp.	115,176	1,458
	Cascade Corp.	33,223	1,455
	CDI Corp.	62,779	1,402
	Bowne & Co., Inc.	117,042	1,352
*	Consolidated Graphics, Inc.	42,627	1,293
	Standex International Corp.	45,445	1,261
*	Griffon Corp.	133,629	1,205
*	Spherion Corp.	244,224	1,189
	Wabash National Corp.	110,174	1,041
	Applied Signal Technology, Inc.	58,236	1,012
*	On Assignment, Inc.	123,387	972
	Vicor Corp.	93,146	827
*	Lydall, Inc.	78,686	758
*	C & D Technologies, Inc.	122,489	696
*	Magnatek, Inc.	143,088	579
	Lawson Products, Inc.	20,414	564
*	Volt Information Sciences Inc.	48,368	434
	The Standard Register Co.	24,624	243
			347,018
Information Technology (15.7%)
*	Itron, Inc.	148,044	13,106
*	MICROS Systems, Inc.	350,537	9,345
*	Microsemi Corp.	346,974	8,841
*	Varian Semiconductor Equipment Associates, Inc.	325,966	8,188
*	Anixter International Inc.	133,846	7,965
*	Concur Technologies, Inc.	183,589	7,024
*	CACI International, Inc.	133,573	6,692
*	Skyworks Solutions, Inc.	719,559	6,016
	Take-Two Interactive Software, Inc.	330,552	5,421
*	ManTech International Corp.	89,234	5,291
*	Wright Express Corp.	175,784	5,196
*	Comtech Telecommunications Corp.	103,112	5,077
*	Informatica Corp.	390,541	5,073
*	CyberSource Corp.	307,717	4,957
*	Progress Software Corp.	186,432	4,845
*	j2 Global Communications, Inc.	192,000	4,483
*	Synaptics Inc.	139,655	4,220
*	Websense, Inc.	187,804	4,197
*	MKS Instruments, Inc.	210,135	4,184
*	Benchmark Electronics, Inc.	296,366	4,173
*	Arris Group Inc.	519,595	4,017
	Cognex Corp.	192,050	3,872
*	Plexus Corp.	180,311	3,732
	Blackbaud, Inc.	199,587	3,682
*	FEI Co.	150,530	3,584
*	Harmonic, Inc.	416,660	3,521

*	THQ Inc.	290,540	3,498
	Quality Systems, Inc.	81,959	3,464
*	Cymer, Inc.	134,803	3,415
*	Cabot Microelectronics Corp.	105,070	3,371
*	Checkpoint Systems, Inc.	176,662	3,325
*	ScanSource, Inc.	115,129	3,315
	MTS Systems Corp.	78,193	3,292
*	Rogers Corp.	84,482	3,124
*	Avid Technology, Inc.	127,284	3,062
	MAXIMUS, Inc.	82,388	3,035
	United Online, Inc.	321,644	3,027
*	Littelfuse, Inc.	100,541	2,989
*	Insight Enterprises, Inc.	215,801	2,894
*	TriQuint Semiconductor, Inc.	596,194	2,856
*	ViaSat, Inc.	115,184	2,716
*	Standard Microsystem Corp.	108,564	2,712
*	Diodes Inc.	146,033	2,694
	Technitrol, Inc.	181,437	2,683
*	CSG Systems International, Inc.	149,023	2,612
	Daktronics, Inc.	154,029	2,566
*	ATMI, Inc.	138,802	2,496
	Black Box Corp.	70,730	2,442
*	Brooks Automation, Inc.	290,916	2,432
*	Manhattan Associates, Inc.	108,797	2,431
*	Cypress Semiconductor Corp.	457,098	2,386
*	Blue Coat Systems, Inc.	165,234	2,345
	Park Electrochemical Corp.	96,717	2,344
*	SPSS, Inc.	78,886	2,316
*	Tyler Technologies, Inc.	151,410	2,297
*	Bankrate, Inc.	56,495	2,198
*	DealerTrack Holdings Inc.	128,179	2,159
*	NETGEAR, Inc.	133,915	2,009
*	Advanced Energy Industries, Inc.	141,877	1,941
*	Epicor Software Corp.	244,873	1,932
*	Veeco Instruments, Inc.	122,307	1,811
*	JDA Software Group, Inc.	117,964	1,794
*	SYNNEX Corp.	79,564	1,778
*	Electro Scientific Industries, Inc.	123,615	1,758
	Micrel, Inc.	192,285	1,744
*	SI International Inc.	57,791	1,737
	CTS Corp.	134,918	1,724
	Cohu, Inc.	108,547	1,717
*	Brightpoint, Inc.	228,795	1,647
	Bel Fuse, Inc. Class B	56,743	1,616
	Methode Electronics, Inc. Class A	179,072	1,601
*	EPIQ Systems, Inc.	117,534	1,599
*	TTM Technologies, Inc.	159,003	1,577
*	Adaptec, Inc.	465,497	1,527

*	Exar Corp.	199,214	1,526
*	Newport Corp.	133,588	1,440
*	Hutchinson Technology, Inc.	123,797	1,434
*	Ciber, Inc.	204,182	1,427
	InfoSpace, Inc.	131,485	1,427
*	Supertex, Inc.	49,836	1,403
*	FARO Technologies, Inc.	66,819	1,361
*	Ultratech, Inc.	111,331	1,347
*	Pericom Semiconductor Corp.	124,413	1,306
*	Stratasys, Inc.	72,794	1,272
*	Actel Corp.	100,568	1,255
*	Digi International, Inc.	121,021	1,234
*	Radiant Systems, Inc.	125,227	1,088
*	Secure Computing Corp.	195,792	1,073
	Agilysys, Inc.	102,241	1,032
*	The Knot, Inc.	122,963	1,027
*	Gerber Scientific, Inc.	111,080	1,015
*	Phoenix Technologies Ltd.	125,393	1,002
*	DSP Group Inc.	121,926	933
*	RadiSys Corp.	105,160	904
*	Rudolph Technologies, Inc.	101,658	852
*	Photon Dynamics, Inc.	54,503	837
*	Novatel Wireless, Inc.	127,324	772
*	Symmetricom Inc.	152,275	757
*	Kulicke & Soffa Industries, Inc.	167,160	754
*	Intevac, Inc.	67,330	716
*	Axcelis Technologies, Inc.	413,563	703
*	Smith Micro Software, Inc.	92,496	657
*	Perficient, Inc.	95,485	634
*	Captaris Inc.	131,985	608
*	Kopin Corp.	190,152	593
	Gevity HR, Inc.	72,793	530
*	Mercury Computer Systems, Inc.	56,667	504
	PC-Tel, Inc.	50,604	472
*	Network Equipment Technologies, Inc.	102,979	352
*	Startek, Inc.	54,225	348
	Keithley Instruments Inc.	39,809	333
*	Photronics, Inc.	167,899	316
*	LoJack Corp.	33,835	226
*	Sonic Solutions, Inc.	45,423	200
*	Tollgrade Communications, Inc.	13,290	56
*	Catapult Communications Corp.	8,449	41
			298,477
Materials (3.4%)
	Rock-Tenn Co.	140,770	5,628
	Texas Industries, Inc.	117,459	4,799
	H.B. Fuller Co.	218,768	4,566
*	Century Aluminum Co.	144,595	4,004

	Arch Chemicals, Inc.	110,104	3,887
	NewMarket Corp.	62,883	3,305
	AMCOL International Corp.	98,626	3,083
*	OM Group, Inc.	134,875	3,035
	Deltic Timber Corp.	46,747	2,980
*	PolyOne Corp.	413,336	2,666
	A. Schulman Inc.	118,715	2,348
*	Headwaters Inc.	167,591	2,237
	Wausau Paper Corp.	210,390	2,131
	Balchem Corp.	77,093	2,056
*	RTI International Metals, Inc.	100,324	1,962
	Myers Industries, Inc.	131,666	1,660
	Stepan Co.	30,316	1,654
	Zep, Inc.	93,348	1,647
*	Buckeye Technology, Inc.	182,437	1,494
*	Brush Engineered Materials Inc.	77,296	1,436
	Schweitzer-Mauduit International, Inc.	74,708	1,419
	Quaker Chemical Corp.	48,310	1,375
	Olympic Steel, Inc.	38,384	1,132
	A.M. Castle & Co.	56,565	978
	Neenah Paper Inc.	49,205	974
	Penford Corp.	44,778	792
*	Omnova Solutions Inc.	202,727	404
	Georgia Gulf Corp.	151,707	379
*	Material Sciences Corp.	18,590	107
			64,138
Telecommunication Services (0.3%)
	FairPoint Communications, Inc.	392,096	3,399
*	General Communication, Inc.	174,491	1,616
			5,015
Utilities (5.1%)
	UGI Corp. Holding Co.	457,636	11,798
	Piedmont Natural Gas, Inc.	325,581	10,405
	Atmos Energy Corp.	383,388	10,206
	Cleco Corp.	266,763	6,736
	New Jersey Resources Corp.	185,633	6,662
	Northwest Natural Gas Co.	117,120	6,090
	Southwest Gas Corp.	190,906	5,777
	Avista Corp.	235,179	5,106
	ALLETE, Inc.	110,870	4,934
	South Jersey Industries, Inc.	131,454	4,693
	The Laclede Group, Inc.	95,322	4,622
	UniSource Energy Corp.	157,184	4,588
*	El Paso Electric Co.	200,343	4,207
	UIL Holdings Corp.	111,671	3,834
	American States Water Co.	81,479	3,137

CH Energy Group, Inc.	64,854	2,826
Central Vermont Public Service Corp.	48,945	1,147
		96,768
Total Common Stocks (Cost $1,623,088)		1,900,379

Total Investments (100.0%) (Cost $1,623,088)	1,900,379
Other Assets and Liabilities-Net (0.0%)	(312)
Net Assets (100%)	1,900,067

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $1,623,088,000. Net unrealized appreciation of investment securities for tax purposes was $277,291,000, consisting of unrealized gains of $372,716,000 on securities that had risen in value since their purchase and $95,425,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of Spetember 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.1%)
Australia (6.2%)
	BHP Billiton Ltd.	1,232,275	31,880
	Commonwealth Bank of Australia	488,998	17,234
	Westpac Banking Corp., Ltd.	693,282	12,288
	National Australia Bank Ltd.	604,094	12,192
	Australia & New Zealand Bank Group Ltd.	712,417	11,006
	Woolworths Ltd.	456,084	10,047
	Woodside Petroleum Ltd.	183,086	7,388
	Rio Tinto Ltd.	105,748	7,126
	QBE Insurance Group Ltd.	325,973	7,030
	CSL Ltd.	227,344	6,887
	Wesfarmers Ltd.	235,311	5,472
	Telstra Corp. Ltd.	1,620,849	5,438
	St. George Bank Ltd.	201,560	4,757
	Origin Energy Ltd.	357,564	4,625
	AMP Ltd.	708,229	4,027
	Santos Ltd.	237,550	3,635
	Newcrest Mining Ltd.	172,422	3,583
	Brambles Ltd.	544,635	3,398
	Foster's Group Ltd.	755,939	3,377
	Macquarie Group, Ltd.	103,958	3,201
	Suncorp-Metway Ltd.	361,944	2,751
	Insurance Australia Group Ltd.	759,916	2,522
	Orica Ltd.	139,395	2,354
	Transurban Group	441,478	2,023
	AGL Energy Ltd.	178,570	1,969
	Leighton Holdings Ltd.	56,420	1,737
	Australian Stock Exchange Ltd.	69,850	1,722
	BlueScope Steel Ltd.	288,238	1,699
	Coca-Cola Amatil Ltd.	251,874	1,682
	WorleyParsons Ltd.	67,845	1,678
*	Incitec Pivot Ltd.	418,400	1,676
	Amcor Ltd.	371,245	1,633
	Computershare Ltd.	201,798	1,526
	Sonic Healthcare Ltd.	140,676	1,496
	Tabcorp Holdings Ltd.	227,045	1,492
	AXA Asia Pacific Holdings Ltd.	359,287	1,478
	Toll Holdings Ltd.	254,965	1,444
	Boral Ltd.	264,739	1,315
	OZ Minerals Ltd.	1,025,514	1,301
	Alumina Ltd.	514,384	1,297
	Wesfarmers, Ltd. Price Protected Shares	54,884	1,263
	Cochlear Ltd.	26,033	1,248

	Lend Lease Corp.	161,942	1,195
	Sims Group Ltd.	49,434	1,147
	Crown Ltd.	159,692	1,109
	OneSteel Ltd.	295,488	1,093
	John Fairfax Holdings Ltd.	508,250	1,089
	Qantas Airways Ltd.	421,206	1,074
	Bendigo Bank Ltd.	109,885	1,049
	Lion Nathan Ltd.	136,606	1,023
	Metcash Ltd.	305,076	977
	Tatt's Group, Ltd.	482,747	931
	CSR Ltd.	446,784	895
	Asciano Group	334,445	874
	Goodman Fielder Ltd.	761,656	864
	James Hardie Industries NV	208,878	851
	Aristocrat Leisure Ltd.	143,718	753
	Perpetual Trustees Australia Ltd.	18,482	710
	Harvey Norman Holdings Ltd.	281,377	709
	Billabong International Ltd.	55,078	615
	Macquarie Airports Group	239,609	527
	Caltex Australia Ltd.	44,220	437
	Boart Longyear Group	479,369	432
	Babcock & Brown Ltd.	182,577	299
	Sims Group Ltd. ADR	3,072	71
			220,621
Austria (0.5%)
	Erste Bank der Oesterreichischen Sparkassen AG	73,938	3,681
	OMV AG	65,849	2,776
	Telekom Austria AG	146,053	2,570
	Oesterreichische Elektrizitaetswirtschafts AG Class A	33,587	2,067
	Raiffeisen International Bank-Holding AG	23,273	1,681
	Voestalpine AG	40,211	1,256
	Vienna Insurance Group	21,506	1,074
*	Atrium European Real Estate	108,831	820
	Strabag SE	17,762	790
	Wienerberger AG	29,046	789
	Andritz AG	12,977	560
			18,064
Belgium (0.9%)
	KBC Bank & Verzekerings Holding	63,210	5,499
	Fortis	823,354	5,087
	InBev	65,561	3,900
	Solvay SA	25,673	3,151
	Delhaize Group	44,824	2,604
	Dexia	215,459	2,354
	Belgacom SA	60,576	2,282
	Colruyt NV	8,266	2,075
	UCB SA	49,847	1,771
	Umicore	44,179	1,364
	Mobistar SA	10,300	725
			30,812

Denmark (1.0%)
	Novo Nordisk A/S B Shares	170,238	8,825
*	Vestas Wind Systems A/S	70,914	6,190
	Danske Bank A/S	181,080	4,360
	AP Moller-Maersk A/S B Shares	453	3,940
	Carlsberg A/S B Shares	29,036	2,214
	AP Moller-Maersk A/S A Shares	168	1,449
	Novozymes A/S	12,574	1,120
	Danisco A/S	18,079	1,016
*	Topdanmark A/S	7,000	1,003
	DSV A/S	60,100	957
*	Jyske Bank A/S	15,585	785
	FLS Industries A/S B Shares	14,688	746
*	William Demant A/S	16,400	738
	Sydbank A/S	20,767	623
	Trygvesta A/S	8,305	534
	Coloplast A/S B Shares	5,875	436
	Rockwool International A/S	5,028	430
			35,366
Finland (1.4%)
	Nokia Oyj	1,368,532	25,525
	Fortum Oyj	162,154	5,442
	Sampo Oyj A Shares	157,860	3,592
	UPM-Kymmene Oyj	177,961	2,777
	Stora Enso Oyj R Shares	202,005	1,974
	Wartsila Oyj B Shares	38,275	1,612
	Kone Oyj	58,396	1,589
	Neste Oil Oyj	50,588	1,055
	Metso Oyj	42,540	1,043
	Nokian Renkaat Oyj	40,838	983
	Pohjola Bank PLC	58,789	857
	Elisa Oyj Class A	42,093	826
	Outokumpu Oyj A Shares	44,600	710
	Rautaruuki Oyj	26,170	523
	Orion Oyj	29,200	495
	Kesko Oyj	19,160	490
	Sanoma Oyj	20,356	385
	YIT Oyj	36,512	381
	Cargotec Corp.	12,057	246
			50,505
France (10.4%)
	Total SA	776,375	47,165
	BNP Paribas SA	293,351	28,003
	Sanofi-Aventis	376,024	24,722
	Gaz de France	394,868	20,544
	France Telecom SA	659,106	18,488
	AXA	557,823	18,260
	Societe Generale Class A	168,201	15,109
	Vivendi SA	420,456	13,182
	Groupe Danone	157,998	11,207

	Carrefour SA	229,144	10,806
	Air Liquide SA	89,440	9,828
	L'Oreal SA	88,443	8,678
	LVMH Louis Vuitton Moet Hennessy	88,681	7,786
	Vinci SA	149,234	7,031
	Schneider Electric SA	80,105	6,879
	Credit Agricole SA	323,263	6,226
	Unibail Co.	29,493	5,967
	Alstom	75,640	5,742
	Lafarge SA	53,400	5,622
	Veolia Environnement	135,777	5,586
	Cie. de St. Gobain SA	103,382	5,348
	Pernod Ricard SA	60,144	5,298
	Electricite de France	70,699	5,112
	Renault SA	67,471	4,300
	Vallourec SA	19,314	4,168
	Bouygues SA	89,151	4,039
	Hermes International	24,010	3,906
	Accor SA	71,542	3,821
	Essilor International SA	73,847	3,688
	Compagnie Generale des Etablissements Michelin SA	52,901	3,427
*	Alcatel-Lucent	849,811	3,275
	Pinault-Printemps-Redoute SA	28,397	2,541
	STMicroelectronics NV	249,113	2,526
*	Suez Environnement SA	99,582	2,452
	Cap Gemini SA	51,235	2,420
	Technip SA	37,897	2,129
	PSA Peugeot Citroen	56,377	2,122
	Lagardere S.C.A.	45,060	2,031
	Sodexho Alliance SA	32,676	1,928
	Thales SA	33,418	1,686
	CNP Assurances	13,946	1,575
*	Compagnie Generale de Geophysique SA	49,460	1,569
	Publicis Groupe SA	47,531	1,497
	Casino Guichard-Perrachon SA	16,386	1,462
	Christian Dior SA	18,498	1,403
	Dassault Systemes SA	25,232	1,352
	Safran SA	73,088	1,279
	Natixis	365,361	1,224
	Air France	53,304	1,220
	Atos Origin SA	27,536	1,212
	SCOR SA	58,094	1,130
	Klepierre	27,496	1,076
	Neopost SA	10,106	953
*	Eutelsat Communications	33,097	880
	Valeo SA	29,040	879
	Societe Television Francaise 1	44,592	790
	Aeroports de Paris (ADP)	9,443	780
	Bureau Veritas SA	14,489	741
	PagesJaunes SA	50,983	711

	Eramet SLN	1,846	707
	Gecina SA	6,309	680
	ICADE	8,260	669
	Imerys SA	11,181	642
	Wendel Investissement	7,759	619
	JCDecaux SA	27,595	604
	Legrand SA	26,409	596
	M6 Metropole Television	25,867	569
	Eiffage SA	10,408	558
	Zodiac SA	11,592	553
	Societe BIC SA	7,091	368
	Alcatel-Lucent ADR	701	3
			371,349
Germany (9.0%)
	E.On AG	683,580	34,409
	Siemens AG	312,372	29,137
	Allianz AG	162,821	22,322
	Volkswagen AG	52,481	20,564
	Bayer AG	276,049	20,217
	SAP AG	316,632	16,863
	BASF AG	341,321	16,273
	Deutsche Telekom AG	1,034,405	15,710
	Daimler AG (Registered)	312,946	15,539
	RWE AG	161,332	15,381
	Deutsche Bank AG	192,110	13,743
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	74,565	11,248
	Deutsche Boerse AG	70,889	6,487
	Deutsche Post AG	307,309	6,412
	Linde AG	49,973	5,336
	Volkswagen AG Pfd.	38,428	4,784
	Continental AG	57,076	4,706
	Bayerische Motoren Werke AG	112,041	4,343
	ThyssenKrupp AG	136,617	4,102
	Adidas AG	74,742	3,993
	Commerzbank AG	247,105	3,663
	Fresenius Medical Care AG	70,242	3,636
	K&S AG	51,832	3,594
	Porsche AG	32,107	3,482
	Man AG	39,110	2,633
	Henkel AG & Co. KGaA	66,250	2,416
	Merck KGaA	22,268	2,375
	Metro AG	43,161	2,164
	Beiersdorf AG	33,256	2,102
	Fresenius AG Pfd.	27,634	2,011
*	Q-Cells AG	22,952	1,925
*	Infineon Technologies AG	293,037	1,627
	Salzgitter AG	15,490	1,566
	Deutsche Lufthansa AG	77,717	1,519
	TUI AG	89,319	1,475
	Solarworld AG	34,727	1,462

	Celesio AG	32,459	1,417
	Deutsche Postbank AG	34,069	1,290
	Henkel KGaA	36,676	1,125
	HeidelbergCement AG	9,190	971
	Wacker Chemie AG	5,806	829
	RWE AG Pfd.	11,105	799
	Puma AG	2,605	709
	Hamburger Hafen und Logistik AG	11,057	656
	Bayerische Motoren Werke (BMW)	19,971	612
	Hannover Rueckversicherung AG	15,872	581
	Hochtief AG	11,830	565
	Fraport AG	9,411	559
	Rheinmetall AG	9,727	523
	Bilfinger Berger AG	9,861	514
	Fresenius AS	6,967	511
	IVG Immobilien AG	39,586	381
	Hypo Real Estate Holding AG	62,310	368
*	United Internet AG	32,702	352
*	Arcandor AG	49,145	161
	ProSieben Sat.1 Media AG	20,037	136
			322,278
Greece (0.7%)
	National Bank of Greece SA ADR	677,004	5,585
	Alpha Credit Bank SA	142,258	3,097
	National Bank of Greece SA	59,899	2,428
	Greek Organization of Football Prognostics	77,442	2,377
	EFG Eurobank Ergasias	121,031	2,206
	Bank of Piraeus	102,442	2,133
	Hellenic Telecommunications Organization SA ADR	211,337	1,902
	Marfin Financial Group SA	233,764	1,677
	Coca-Cola Hellenic Bottling Co. SA	49,450	1,079
	GEA Group AG	43,154	835
	Titan Cement Co. SA	22,380	739
	Public Power Corp.	41,890	646
	Hellenic Petroleum SA	43,410	463
	Hellenic Telecommunications Organization SA	21,242	382
			25,549
Hong Kong (2.1%)
	Hutchison Whampoa Ltd.	783,512	6,018
	CLP Holdings Ltd.	734,932	5,928
	Cheung Kong Holdings Ltd.	507,500	5,749
	Hang Seng Bank Ltd.	284,143	5,371
	Sun Hung Kai Properties Ltd.	515,064	5,308
	Hong Kong Exchanges & Clearing Ltd.	376,000	4,631
	Hong Kong & China Gas Co., Ltd.	1,509,433	3,446
	Hong Kong Electric Holdings Ltd.	521,100	3,273
	Swire Pacific Ltd. A Shares	307,588	2,704
	Boc Hong Kong Holdings Ltd.	1,382,000	2,471

	Esprit Holdings Ltd.	388,472	2,408
	Li & Fung Ltd.	838,835	2,053
	Hang Lung Properties Ltd.	799,810	1,883
	Henderson Land Development Co. Ltd.	405,006	1,805
	Bank of East Asia Ltd.	548,549	1,727
	Wharf Holdings Ltd.	524,741	1,499
	MTR Corp.	481,000	1,420
	New World Development Co., Ltd.	957,750	1,067
	Hang Lung Development Co., Ltd.	335,000	1,061
	Hopewell Holdings Ltd.	257,000	933
	Cheung Kong Infrastructure Holdings Ltd.	187,000	870
	Kerry Properties Ltd.	254,000	823
	Shangri-La Asia Ltd.	574,510	823
*	Hutchison Telecommunications International Ltd.	733,000	819
	Kingboard Chemical Holdings Ltd.	238,500	814
	Sino Land Co.	695,000	778
	Wheelock and Co. Ltd.	396,000	718
	Wing Lung Bank Ltd.	33,700	674
	Cathay Pacific Airways Ltd.	378,770	646
	Hysan Development Co., Ltd.	245,000	638
*	CITIC International Financial Holdings Ltd.	865,000	573
	Yue Yuen Industrial (Holdings) Ltd.	207,500	567
	Wing Hang Bank Ltd.	72,500	557
	PCCW Ltd.	1,197,000	499
	NWS Holdings Ltd.	274,000	492
	Pacific Basin Shipping Ltd.	542,000	451
*	Genting International PLC	1,395,000	447
	Television Broadcasts Ltd.	95,000	403
*	Foxconn International Holdings Ltd.	881,000	394
	ASM Pacific Technology Ltd.	61,900	358
	Lifestyle International Holdings, Ltd.	202,000	229
	Hong Kong Aircraft & Engineering Co., Ltd.	19,600	225
	Orient Overseas International Ltd.	69,300	178
	Shun Tak Holdings Ltd.	418,000	144
	Lee & Man Paper Manufacturing Ltd.	210,000	115
*	Mongolia Energy Corp. Ltd.	180,000	97
	C C Land Holdings Ltd.	371,000	81
			74,168
Ireland (0.4%)
	CRH PLC	201,612	4,266
	Allied Irish Banks PLC	334,386	2,749
	Bank of Ireland	389,232	2,170
*	Elan Corp. PLC	186,159	1,970
	Kerry Group PLC A Shares	55,010	1,612
	Anglo Irish Bank Corp. PLC	212,360	1,158
	Irish Life & Permanent PLC	119,643	838
*	Ryanair Holdings PLC	119,461	381
			15,144

Italy (3.7%)
Eni SpA	937,055	24,838
Intesa Sanpaolo SpA	2,813,644	15,474
Unicredit SpA	4,090,047	15,294
Enel SpA	1,582,509	13,210
Assicurazioni Generali SpA	387,631	12,868
Telecom Italia SpA	3,694,839	5,499
Unione Di Banche Italiane ScpA	222,379	4,872
Fiat SpA	261,105	3,509
Banco Popolare SpA	189,006	2,936
Saipem SpA	88,867	2,659
Finmeccanica SpA	117,592	2,549
Telecom Italia SpA RNC	2,243,940	2,544
Mediobanca Banca di Credito Finanziaria SpA	181,657	2,466
Atlantia SpA	108,692	2,239
Banca Monte dei Paschi di Siena SpA	798,715	1,988
Terna SpA	529,424	1,946
Parmalat SpA	753,774	1,779
Alleanza Assicurazioni SpA	158,983	1,461
Snam Rete Gas SpA	236,374	1,429
Mediaset SpA	211,091	1,341
Banca Popolare di Milano SpA	152,317	1,295
Intesa Sanpaolo SpA Non Convertible Risp.	267,192	1,275
A2A SpA	389,847	995
Fondiari-Sai SpA	38,228	902
Luxottica Group SpA	37,698	867
Prysmian SpA	34,079	670
Lottomatica SpA	25,595	670
Pirelli & C. Accomandita per Azioni SpA	1,090,729	644
Unipol Gruppo Finanziario SpA Pfd.	361,597	614
Banca Carige SpA	183,371	606
Unipol Gruppo Finanziario SpA	269,664	579
IFIL Investments SpA	118,885	539
Autogrill SpA	44,584	506
Mediolanum SpA	102,661	470
Bulgari SpA	47,054	421
Italcementi SpA	32,404	401
Italcementi SpA Risp.	25,236	238
Pirelli & C. RNC	725	—
		132,593
Japan (22.4%)
Toyota Motor Corp.	991,387	42,384
Mitsubishi UFJ Financial Group	3,710,930	32,360
Honda Motor Co., Ltd.	594,900	18,045
Mizuho Financial Group, Inc.	3,495	15,284
Nintendo Co.	35,900	15,228
Sumitomo Mitsui Financial Group, Inc.	2,418	15,156
Takeda Pharmaceutical Co. Ltd.	300,294	15,120

Canon, Inc.	384,833	14,589
Matsushita Electric Industrial Co., Ltd.	667,153	11,501
Sony Corp.	362,900	11,191
Tokyo Electric Power Co.	440,170	10,830
Mitsubishi Corp.	489,550	10,212
East Japan Railway Co.	1,233	9,195
NTT DoCoMo, Inc.	5,689	9,106
Millea Holdings, Inc.	247,900	9,101
Seven and I Holdings Co., Ltd.	311,520	8,950
Nippon Telegraph and Telephone Corp.	1,883	8,405
Mitsubishi Estate Co., Ltd.	425,935	8,393
Nomura Holdings Inc.	640,900	8,364
Hitachi Ltd.	1,221,000	8,243
Mitsui & Co., Ltd.	627,000	7,784
Astellas Pharma Inc.	178,914	7,518
Shin-Etsu Chemical Co., Ltd.	148,100	7,042
Nippon Steel Corp.	1,853,970	6,999
Daiichi Sankyo Co., Ltd.	253,363	6,528
Kansai Electric Power Co., Inc.	282,950	6,295
Japan Tobacco, Inc.	1,636	6,166
Mitsui Fudosan Co., Ltd.	307,000	5,932
KDDI Corp.	1,047	5,931
JFE Holdings, Inc.	189,800	5,887
Chubu Electric Power Co.	240,600	5,669
Nissan Motor Co., Ltd.	822,200	5,560
Central Japan Railway Co.	573	5,403
Komatsu Ltd.	327,400	5,360
Fanuc Co., Ltd.	70,000	5,266
Kao Corp.	192,401	5,160
Mitsubishi Heavy Industries Ltd.	1,179,000	5,121
Toshiba Corp.	1,123,000	4,898
Mitsubishi Electric Corp.	707,000	4,770
Mitsui Sumitomo Insurance Group Holdings, Inc.	136,464	4,648
Fuji Photo Film Co., Ltd.	176,700	4,555
Kyocera Corp.	59,500	4,516
Sumitomo Metal Industries Ltd.	1,427,000	4,424
Bridgestone Corp.	223,331	4,228
Denso Corp.	169,000	4,145
Sharp Corp.	367,000	4,010
Kirin Brewery Co., Ltd.	291,000	3,823
T & D Holdings, Inc.	72,190	3,813
Fujitsu Ltd.	673,000	3,784
Sumitomo Corp.	401,800	3,746
Mitsui OSK Lines Ltd.	424,000	3,684
Daiwa Securities Group Inc.	500,000	3,642
Eisai Co., Ltd.	92,800	3,624
Tokyo Gas Co., Ltd.	856,000	3,572
Softbank Corp.	271,300	3,535

	Sumitomo Trust & Banking Co., Ltd.	513,000	3,418
	Tohoku Electric Power Co.	158,900	3,415
	Ricoh Co.	241,000	3,389
	Itochu Corp.	561,000	3,380
	Daikin Industries Ltd.	97,500	3,289
	Secom Co., Ltd.	78,700	3,278
	Asahi Glass Co., Ltd.	372,035	3,270
	Terumo Corp.	61,600	3,213
	Murata Manufacturing Co., Ltd.	78,700	3,177
	Sumitomo Realty & Development Co.	142,000	3,093
	Nikon Corp.	127,000	3,047
	NEC Corp.	711,400	3,041
	Dai-Nippon Printing Co., Ltd.	223,000	3,008
	Hoya Corp.	150,000	2,976
	Sumitomo Electric Industries Ltd.	269,800	2,937
	Keyence Corp.	14,471	2,887
	Kyushu Electric Power Co., Inc.	137,300	2,862
	Tokyo Electron Ltd.	62,000	2,806
	West Japan Railway Co.	647	2,771
	Shiseido Co., Ltd.	123,000	2,754
	Marubeni Corp.	602,000	2,729
	Nippon Yusen Kabushiki Kaisha Co.	416,000	2,712
	Sompo Japan Insurance Inc.	317,000	2,691
	Inpex Holdings, Inc.	313	2,660
	Olympus Corp.	88,000	2,572
	Sumitomo Chemical Co.	582,000	2,571
	Resona Holdings Inc.	1,903	2,567
	Kubota Corp.	406,000	2,561
	Nidec Corp.	41,100	2,528
	Osaka Gas Co., Ltd.	733,000	2,524
	Aeon Co., Ltd.	241,573	2,468
	Nippon Oil Corp.	489,000	2,462
	Yamada Denki Co., Ltd.	32,220	2,442
	Mitsubishi Chemical Holdings Corp.	452,000	2,389
	Suzuki Motor Corp.	128,700	2,385
	Ajinomoto Co., Inc.	250,000	2,383
	Asahi Breweries Ltd.	135,800	2,380
	Toray Industries, Inc.	496,000	2,329
	Shionogi & Co., Ltd.	113,000	2,289
	Shizuoka Bank Ltd.	231,000	2,274
	TDK Corp.	45,000	2,254
*	Mitsubishi Motors Corp.	1,321,000	2,226
	SMC Corp.	20,900	2,178
	Bank of Yokohama Ltd.	438,000	2,170
	Kintetsu Corp.	618,190	2,154
	Rohm Co., Ltd.	38,400	2,112
	Hankyu Corp.	453,304	2,082
	Konica Minolta Holdings, Inc.	179,000	2,046

	Sumitomo Metal Mining Co.	202,000	2,024
	Tokyu Corp.	413,000	1,973
	Chugoku Electric Power Co., Ltd.	95,300	1,954
	Kobe Steel Ltd.	967,000	1,946
	Daiwa House Industry Co., Ltd.	198,000	1,893
	Mitsui Trust Holding Inc.	350,100	1,890
	Yahoo Japan Corp.	5,707	1,868
	Fast Retailing Co., Ltd.	18,100	1,846
	Odakyu Electric Railway Co.	248,000	1,836
	Aisin Seiki Co., Ltd.	72,000	1,763
	Asahi Kasei Corp.	419,000	1,763
	NTT Data Corp.	441	1,744
	Japan Steel Works Ltd.	137,513	1,710
	Yamato Holdings Co., Ltd.	148,000	1,658
	Electric Power Development Co., Ltd.	50,640	1,635
	Toppan Printing Co., Ltd.	209,000	1,630
	OJI Paper Co., Ltd.	324,000	1,629
	Shinsei Bank, Ltd.	519,014	1,596
	Shikoku Electric Power	61,900	1,555
	Trend Micro Inc.	41,000	1,554
	Sekisui House Ltd.	167,859	1,541
	Hokkaido Electric Power Co., Ltd.	73,500	1,535
	Dentsu Inc.	758	1,524
	Ono Pharmaceutical Co., Ltd.	32,800	1,515
	Chiba Bank Ltd.	289,000	1,515
	Nitto Denko Corp.	59,300	1,509
	Tobu Railway Co., Ltd.	311,000	1,508
	JGC Corp.	90,000	1,444
	Chugai Pharmaceutical Co., Ltd.	86,000	1,401
	Kawasaki Kisen Kaisha Ltd.	226,000	1,398
	Mazda Motor Corp.	341,000	1,389
	Nipponkoa Insurance Co., Ltd.	243,000	1,366
	Nippon Express Co., Ltd.	305,000	1,362
	Nippon Mining Holdings Inc.	334,000	1,345
	Hokuriku Electric Power Co.	55,900	1,345
	Kuraray Co., Ltd.	134,500	1,337
	Isuzu Motors Ltd.	474,000	1,317
	Tanabe Seiyaku Co., Ltd.	94,000	1,306
	Sony Financial Holdings, Inc.	331	1,303
	JS Group Corp.	102,212	1,287
	Mitsubishi Materials Corp.	407,000	1,278
	NGK Insulators Ltd.	104,000	1,273
	Advantest Corp.	59,700	1,262
	Lawson Inc.	27,200	1,254
*	Isetan Mitsukoshi Holdings Ltd.	106,740	1,252
	Bank of Kyoto Ltd.	122,000	1,245
	Benesse Corp.	30,400	1,242
	Keio Electric Railway Co., Ltd.	229,000	1,233

	Nippon Sheet Glass Co., Ltd.	238,000	1,233
	Joyo Bank Ltd.	269,000	1,225
	Ohbayashi Corp.	242,000	1,224
	Nippon Electric Glass Co., Ltd.	134,500	1,218
	Hirose Electric Co., Ltd.	12,700	1,210
	Omron Corp.	77,500	1,203
	Rakuten, Inc.	2,096	1,183
	Oriental Land Co., Ltd.	17,400	1,180
	Nissin Food Products Co., Ltd.	32,900	1,173
	Yamaha Corp.	68,000	1,160
	Kawasaki Heavy Industries Ltd.	542,000	1,156
	Daito Trust Construction Co., Ltd.	31,000	1,153
	Ibiden Co., Ltd.	47,200	1,149
	Toyota Tsusho Corp.	86,293	1,131
	Fuji Heavy Industries Ltd.	223,000	1,130
	Seiko Epson Corp.	48,500	1,128
	Hisamitsu Pharmaceutical Co. Inc.	25,700	1,125
	Shimizu Corp.	236,000	1,124
	Yakult Honsha Co., Ltd.	36,400	1,122
	Furukawa Electric Co.	253,000	1,117
	Matsushita Electric Works, Ltd.	125,000	1,110
	The Suruga Bank, Ltd.	95,000	1,106
	Mitsui Chemicals, Inc.	250,000	1,102
	Teijin Ltd.	364,000	1,094
	Sankyo Co., Ltd.	21,500	1,091
	Keihin Electric Express Railway Co., Ltd.	166,000	1,088
	Kyowa Hakko Kogyo Co.	103,000	1,083
	Hokuhoku Financial Group, Inc.	485,100	1,083
	Sekisui Chemical Co.	179,000	1,064
	Kajima Corp.	351,000	1,060
	Yamaha Motor Co., Ltd.	77,400	1,057
	Nippon Meat Packers, Inc.	69,000	1,046
	Uni-Charm Corp.	13,600	1,044
	Credit Saison Co., Ltd.	63,300	1,040
	Takashimaya Co.	117,860	1,027
	SBI Holdings, Inc.	6,828	1,022
	Konami Corp.	40,100	1,009
	Taisei Corp.	379,000	989
	Toho Co., Ltd.	47,100	986
	NSK Ltd.	170,000	982
	Toyo Seikan Kaisha Ltd.	63,400	973
	Sumitomo Heavy Industries Ltd.	204,000	973
	Taisho Pharmaceutical Co.	49,000	972
*	Sanyo Electric Co., Ltd.	559,000	971
	J. Front Retailing Co., Ltd.	168,200	970
	Gunma Bank Ltd.	170,000	969
	The Hachijuni Bank Ltd.	181,600	963
	FamilyMart Co., Ltd.	22,700	961

	Sojitz Holdings Corp.	410,800	952
	TonenGeneral Sekiyu K.K.	115,000	945
	Fukuoka Financial Group, Inc.	254,800	938
	JTEKT Corp.	82,100	937
	Nippon Paper Group, Inc.	319	932
	Nomura Research Institute, Ltd.	44,600	918
	Nisshin Seifun Group Inc.	67,900	914
	JSR Corp.	68,500	913
	Toho Gas Co., Ltd.	164,000	905
	Ube Industries Ltd.	333,000	898
	Namco Bandai Holdings Inc.	80,900	889
	Aioi Insurance Co., Ltd.	178,000	888
	NTN Corp.	170,000	883
	Citizen Watch Co., Ltd.	127,400	883
	Acom Co., Ltd.	25,770	881
	Showa Denko K.K.	417,000	879
	Casio Computer Co.	93,500	878
	Stanley Electric Co.	59,500	873
	Makita Corp.	42,600	873
	Kurita Water Industries Ltd.	37,100	869
	Hitachi Construction Machinery Co.	35,100	868
	Toyo Suisan Kaisha, Ltd.	34,000	862
	The Iyo Bank, Ltd.	79,000	861
	Daihatsu Motor Co., Ltd.	77,000	842
	Yamaguchi Financial Group, Inc.	68,000	830
	Brother Industries Ltd.	77,100	816
	Amada Co., Ltd.	148,000	813
	Mitsubishi Gas Chemical Co.	166,000	803
*	Elpida Memory Inc.	42,700	803
	Toto Ltd.	107,000	791
	Marui Co., Ltd.	104,700	782
	Santen Pharmaceutical Co., Ltd.	30,700	780
	Sumco Corp.	49,060	777
	Sapporo Holdings Ltd.	104,000	772
	IHI Corp.	489,000	768
	Mitsubishi UFJ Lease & Finance Company Ltd.	23,460	768
	The Chugoku Bank, Ltd.	55,000	768
	77 Bank Ltd.	152,000	766
	All Nippon Airways Co., Ltd.	214,000	762
	Nitori Co., Ltd.	12,800	761
	The Hiroshima Bank, Ltd.	205,200	760
	AEON Mall Co., Ltd.	25,500	760
	Kikkoman Corp.	56,000	759
	Uny Co., Ltd.	74,000	753
	THK Co., Inc.	48,300	752
	Shimano, Inc.	21,800	751
	The Nishi-Nippon City Bank, Ltd.	298,000	744
	Showa Shell Sekiyu K.K.	75,200	732

	Nippon Sanso Corp.	91,000	721
	Sega Sammy Holdings Inc.	78,888	714
	NGK Spark Plug Co.	72,000	701
	Jupiter Telecommunications Co., Ltd.	971	699
	Tokyu Land Corp.	188,000	699
	Susuken Co., Ltd.	22,660	689
	Idemitsu Kosan Co. Ltd.	8,409	681
	Mitsumi Electric Co., Ltd.	26,600	675
	Mizuho Trust & Banking Co., Ltd.	475,000	652
	Fuji Electric Holdings Co., Ltd.	266,000	643
*	Japan Airlines System Co.	312,000	642
	Hitachi Metals Ltd.	53,000	633
	Sumitomo Rubber Industries Ltd.	71,000	633
	Ushio Inc.	38,000	626
	Nisshin Steel Co.	322,000	623
	Sapporo Hokuyo Holdings, Inc.	124	621
	Yamazaki Baking Co., Ltd.	51,000	619
	Shinko Securities Co., Ltd.	217,000	613
	Tokyo Tatemono Co., Ltd.	127,000	604
	Yokogawa Electric Corp.	94,700	601
	Meiji Dairies Corp.	112,000	599
	MEDICEO Holdings Co., Ltd.	48,900	598
	Takefuji Corp.	45,470	592
	Dowa Mining Co., Ltd.	130,000	583
	Shimadzu Corp.	71,000	575
	Keisei Electric Railway Co., Ltd.	103,000	567
	USS Co., Ltd.	8,810	567
	Taiheiyo Cement Corp.	375,000	547
	NOK Corp.	48,200	540
	Nomura Real Estate Holdings Inc.	22,600	538
	Mitsubishi Rayon Co., Ltd.	217,000	537
	JAFCO Co., Ltd.	14,200	535
	Cosmo Oil Co., Ltd.	225,000	534
	Kamigumi Co., Ltd.	71,000	533
	Coca-Cola West Japan Co., Ltd.	23,200	524
	Mitsui Mining & Smelting Co., Ltd.	224,000	523
	Daido Steel Co., Ltd.	97,000	513
	Square Enix Co., Ltd.	17,300	506
	Daicel Chemical Industries Ltd.	112,000	504
	Promise Co., Ltd.	25,767	499
	Leopalace21 Corp.	63,300	489
	Toyoda Gosei Co., Ltd.	28,700	488
	Mitsubishi Logistics Corp.	38,000	481
	Haseko Corp.	654,922	470
	Oracle Corp. Japan	10,300	469
	Hakuhodo DY Holdings Inc.	9,260	457
	Kaneka Corp.	82,000	453
	Dai Nippon Pharmaceutical Co., Ltd.	55,000	451

	CSK Corp.	30,700	449
	Yamato Kogyo Co., Ltd.	12,700	444
	Onward Kashiyama Co., Ltd.	42,000	439
	Alps Electric Co., Ltd.	55,000	431
	Mabuchi Motor Co.	9,400	427
	Mitsui Engineering & Shipbuilding Co., Ltd.	223,000	425
	Maruichi Steel Tube Ltd.	15,100	415
	Tosoh Corp.	140,000	413
*	DeNA Co., Ltd.	101	407
	NHK Spring Co.	72,000	399
	Shimamura Co., Ltd.	5,900	396
	Canon Sales Co. Inc.	25,600	392
	Alfresa Holdings Corp.	8,100	392
	Nisshinbo Industries, Inc.	40,000	390
	Aeon Credit Service Co. Ltd.	37,510	383
	Yaskawa Electric Corp.	67,000	382
	Hitachi Chemical Co., Ltd.	27,900	374
	Kansai Paint Co., Ltd.	60,000	372
	Ito En, Ltd.	28,100	365
	Hitachi High-Technologies Corp.	18,351	364
	Nissan Chemical Industries, Ltd.	39,000	358
	Minebea Co., Ltd.	94,000	353
	Kinden Corp.	37,000	352
	Tokuyama Corp.	60,000	348
	Asics Corp.	43,596	339
	Denki Kagaku Kogyo K.K.	126,000	331
	Tokyo Broadcasting System, Inc.	18,900	324
	Tokyo Steel Manufacturing Co.	29,000	320
	Dai-Nippon Ink & Chemicals, Inc.	168,000	318
	Pioneer Corp.	47,600	314
	Toyota Boshoku Corp.	28,400	314
	Tokai Rika Co., Ltd.	23,800	302
	Fuji Television Network, Inc.	228	294
	Obic Co., Ltd.	1,800	294
	Aozora Bank, Ltd.	179,000	281
	Hino Motors, Ltd.	69,000	279
	Aiful Corp.	35,050	271
	Otsuka Corp.	4,060	265
*	NEC Electronics Corp.	12,100	253
	Shinko Electric Industries Co., Ltd.	25,173	238
	Okuma Corp.	39,373	228
	Itochu Techno-Science Corp.	8,000	204
	Hikari Tsushin, Inc.	8,500	182
	Osaka Titanium Technologies Co.	4,514	150
	Toho Titanium Co., Ltd.	6,222	96
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	7
			796,663

Luxembourg (0.6%)
	ArcelorMittal	313,424	15,877
	SES Global Fiduciary Depositary Receipts	105,417	2,182
	Millicom International Cellular SA	23,066	1,593
	Acergy SA	58,855	595
			20,247
Netherlands (2.6%)
	Unilever NV	588,108	16,555
	ING Groep NV	687,941	14,748
	Koninklijke (Royal) Philips Electronics NV	379,748	10,304
	Koninklijke KPN NV	652,975	9,430
	Koninklijke Ahold NV	463,522	5,354
	Akzo Nobel NV	104,537	5,019
	Aegon NV	525,965	4,653
	TNT NV	139,144	3,855
	Reed Elsevier NV	205,731	3,052
	ASML Holding NV	167,550	2,928
	Heineken NV	72,119	2,898
	Koninklijke DSM NV	50,859	2,406
	European Aeronautic Defence and Space Co.	121,039	2,065
	Wolters Kluwer NV	82,438	1,671
	Heineken Holding NV	39,616	1,555
	Corio NV	16,687	1,186
	Randstad Holding NV	42,861	1,127
	Fugro NV	17,755	1,048
	SBM Offshore NV	45,699	978
	Koninklijke Boskalis Westminster NV	18,000	853
	SNS Reaal	52,247	596
*	TomTom NV	17,325	319
			92,600
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	736,788	1,363
	Fletcher Building Ltd.	258,317	1,167
	Auckland International Airport Ltd.	339,082	446
	Contact Energy Ltd.	70,565	373
	Sky City Entertainment Group Ltd.	118,635	295
			3,644
Norway (0.9%)
	StatoilHydro ASA	469,541	11,158
	Telenor ASA	323,926	4,034
	Orkla ASA	331,389	3,049
	Yara International ASA	72,952	2,596
	Seadrill Ltd.	122,659	2,541
	Norsk Hydro ASA	276,130	1,868
	DnB NOR ASA	217,080	1,684
	Aker Solutions ASA	76,645	1,241
	Storebrand ASA	201,500	1,198
*	Renewable Energy Corp. AS	44,974	834

	Frontline Ltd.	16,000	756
*	Petroleum Geo-Services ASA	54,620	722
			31,681
Portugal (0.3%)
	Electricidade de Portugal SA	774,930	3,252
	Portugal Telecom SGPS SA	298,244	2,999
	Banco Comercial Portugues SA	896,720	1,467
	Banco Espirito Santo SA	69,264	859
	Brisa-Auto Estradas de Portugal SA	84,445	840
	Cimpor-Cimento de Portugal SA	67,799	435
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	56,073	415
	Banco BPI SA	126,971	395
	Jeronimo Martins, SGPS, SA	45,428	387
	Sonae SGPS SA	264,968	204
			11,253
Singapore (1.2%)
	Singapore Telecommunications Ltd.	3,021,290	6,906
	United Overseas Bank Ltd.	486,504	5,816
	DBS Group Holdings Ltd.	464,082	5,531
	Oversea-Chinese Banking Corp., Ltd.	994,300	5,020
	Singapore Airlines Ltd.	247,710	2,488
	Keppel Corp., Ltd.	391,276	2,162
	Singapore Press Holdings Ltd.	633,250	1,767
	Capitaland Ltd.	720,000	1,569
	Singapore Exchange Ltd.	348,000	1,516
	City Developments Ltd.	192,000	1,201
	Fraser & Neave Ltd.	410,650	1,030
	ComfortDelGro Corp. Ltd.	912,000	960
	Singapore Technologies Engineering Ltd.	362,906	689
	Venture Corp. Ltd.	117,000	637
	Sembcorp Industries Ltd.	274,660	629
	Parkway Holdings Ltd.	395,760	524
	SembCorp Marine Ltd.	221,600	471
	Golden Agri-Resources Ltd.	1,984,000	442
	United Overseas Land Ltd.	238,750	422
	Olam International Ltd.	330,200	421
	Wilmar International Ltd.	231,000	410
	Noble Group Ltd.	429,200	408
	Jardine Cycle N Carriage Ltd.	35,037	385
	Keppel Land Ltd.	176,000	352
	Cosco Corp. Singapore Ltd.	307,000	330
	Neptune Orient Lines Ltd.	191,000	244
	Yanlord Land Group Ltd.	267,000	175
			42,505
Spain (4.3%)
	Telefonica SA	1,545,286	36,743
	Banco Santander Central Hispano SA	2,250,379	33,743
	Banco Bilbao Vizcaya Argentaria SA	1,304,144	21,089

	Iberdrola SA	1,283,173	13,036
	Repsol YPF SA	270,688	8,022
	Banco Popular Espanol SA	296,626	3,533
*	Union Fenosa, SA	139,032	3,399
	Industria de Diseno Textil SA	69,959	2,960
	Banco de Sabadell SA	345,354	2,684
	ACS, Actividades de Contruccion y Servisios, SA	64,050	2,593
	Gamesa Corporacion Tecnologica SA	69,077	2,367
	Red Electrica de Espana SA	40,889	2,082
	Abertis Infraestructuras SA	102,391	2,015
	Gas Natural SDG SA	43,397	1,611
	Criteria Caixacorp SA	327,675	1,575
*	Iberdrola Renovables	328,367	1,435
	Acciona SA	8,699	1,326
	Bankinter SA	104,697	1,316
	Grifols SA	50,456	1,289
	Grupo Ferrovial SA	26,036	1,197
	Cintra Concesiones de Infraestructuras de Transport SA	99,670	1,171
	Enagas SA	53,712	1,158
	Acerinox SA	57,537	1,031
	Corporacion Mapfre SA	181,542	794
	Zardoya Otis SA	33,699	736
	Indra Sistemas, SA	30,837	735
	Fomento de Construc y Contra SA	12,026	543
	Promotora de Informaciones SA	66,372	448
	Sacyr Vallehermoso SA	20,607	342
	Iberia (Linea Aerea Espana)	124,480	303
	Gestevision Telecinco SA	28,266	289
			151,565
Sweden (2.1%)
	Telefonaktiebolaget LM Ericsson AB Class B	1,093,803	10,388
	Nordea Bank AB	788,674	9,416
	Hennes & Mauritz AB B Shares	189,446	7,757
	TeliaSonera AB	849,597	4,828
	Svenska Handelsbanken AB A Shares	189,370	4,241
	Sandvik AB	386,416	4,094
	Volvo AB B Shares	433,600	3,917
	Atlas Copco AB A Shares	276,314	3,139
	Skandinaviska Enskilda Banken AB A Shares	193,824	3,023
	SKF AB B Shares	167,680	2,142
	Svenska Cellulosa AB B Shares	197,230	2,089
	Atlas Copco AB B Shares	178,380	1,802
	Securitas AB B Shares	156,540	1,763
	Swedbank AB A Shares	125,500	1,641
	Swedish Match AB	89,731	1,569
	Scania AB B Shares	117,286	1,445
	Alfa Laval AB	138,100	1,429
	Electrolux AB Series B	122,136	1,429

	Skanska AB B Shares	122,768	1,397
	SSAB Svenskt Stal AB Series A	80,389	1,278
	Assa Abloy AB	101,400	1,228
	Getinge AB B Shares	58,600	1,208
	Tele2 AB B Shares	99,638	1,137
	Holmen AB	34,696	1,129
	Husqvarna AB B Shares	82,636	622
	Modern Times Group AB B Shares	16,750	603
*	Lundin Petroleum AB	69,500	581
	Boliden AB	131,029	551
	SSAB Svenskt Stal AB Series B	25,908	358
			76,204
Switzerland (7.8%)
	Nestle SA (Registered)	1,412,474	61,044
	Novartis AG (Registered)	855,242	45,028
	Roche Holdings AG	252,654	39,551
*	UBS AG	1,073,624	18,351
	Credit Suisse Group (Registered)	377,441	17,627
	ABB Ltd.	810,091	15,698
	Zurich Financial Services AG	52,582	14,561
	Cie. Financiere Richemont AG	196,427	8,679
	Syngenta AG	37,763	7,964
	Swiss Re (Registered)	129,843	7,207
	Holcim Ltd. (Registered)	80,383	5,891
	Julius Baer Holding, Ltd.	76,989	3,829
	Synthes, Inc.	21,955	3,037
	Swisscom AG	8,467	2,523
	Swatch Group AG (Bearer)	13,112	2,420
	Lonza AG (Registered)	17,976	2,256
	Swiss Life Holding	14,682	2,132
	SGS Societe Generale de Surveillance Holding SA (Registered)	1,607	1,891
	Givaudan SA	2,208	1,844
	Adecco SA (Registered)	40,094	1,742
	Geberit AG	13,538	1,660
*	Actelion Ltd.	31,732	1,635
	Nobel Biocare Holding AG	47,270	1,581
*	Logitech International SA	58,145	1,327
	Kuehne & Nagel International AG	18,463	1,232
	Baloise Holdings AG	17,542	1,198
	Schindler Holding AG (Bearer Participation Certificates)	19,805	1,192
	Sonova Holding AG	17,805	1,161
	Sulzer AG (Registered)	9,062	964
	Swatch Group AG (Registered)	28,149	943
	Straumann Holding AG	3,192	884
	EFG International	21,888	632
*	Aryzta AG	14,448	563
	Lindt & Spruengli AG	220	537
*	Aryzta AG	12,048	488

*	OC Oerlikon Corp AG	1,970	390
*	UBS AG (New York Shares)	2,095	37
			279,699
United Kingdom (21.5%)
	HSBC Holdings PLC	4,324,314	69,960
	BP PLC	6,767,202	56,359
	GlaxoSmithKline PLC	1,966,699	42,604
	Vodafone Group PLC	19,095,680	42,171
	Royal Dutch Shell PLC Class B	985,518	27,686
	Royal Dutch Shell PLC Class A	815,188	23,543
	AstraZeneca Group PLC	524,577	22,955
	Rio Tinto PLC	359,218	22,544
	BG Group PLC	1,204,954	21,853
	Tesco PLC	2,828,930	19,675
	Royal Bank of Scotland Group PLC	5,948,895	19,191
	BHP Billiton PLC	795,260	18,016
	British American Tobacco PLC	543,965	17,759
	Barclays PLC	2,911,320	17,297
	Anglo American PLC	476,330	16,090
	Diageo PLC	920,161	15,697
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	460,078	13,555
	Unilever PLC	469,318	12,761
	Standard Chartered PLC	506,773	12,469
	Imperial Tobacco Group PLC	373,069	11,976
	National Grid Transco PLC	901,579	11,444
	Reckitt Benckiser Group PLC	219,058	10,621
	BAE Systems PLC	1,275,269	9,401
	Lloyds TSB Group PLC	2,101,976	8,446
	Aviva PLC	945,516	8,224
	Prudential PLC	894,979	8,160
	Scottish & Southern Energy PLC	320,078	8,145
	BT Group PLC	2,800,183	8,118
	Centrica PLC	1,366,539	7,689
	Xstrata PLC	232,535	7,247
	SABMiller PLC	337,904	6,597
	British Energy Group PLC	391,995	5,327
	Cadbury PLC	467,083	4,724
	HBOS PLC	1,863,766	4,228
	Rolls-Royce Group PLC	678,068	4,106
	Legal & General Group PLC	2,252,084	4,064
	Reed Elsevier PLC	403,968	4,023
	Compass Group PLC	646,012	4,007
	Man Group PLC	651,612	3,982
	Land Securities Group PLC	175,029	3,953
	Morrison Supermarkets PLC	841,582	3,914
	International Power PLC	554,721	3,589
	Smith & Nephew PLC	333,219	3,519
	Tullow Oil PLC	271,217	3,468

	WPP Group PLC	410,421	3,320
	Standard Life PLC	756,017	3,296
	Pearson PLC	303,085	3,284
*	United Utilities Group PLC	261,998	3,251
	British Sky Broadcasting Group PLC	435,160	3,238
	Shire Ltd.	194,300	3,072
	Royal & Sun Alliance Insurance Group PLC	1,124,912	3,008
	Capita Group PLC	227,581	2,832
	Old Mutual PLC	1,981,005	2,773
	Smiths Group PLC	146,223	2,651
	British Land Co., PLC	190,196	2,565
	Experian Group Ltd.	386,465	2,561
	Cable and Wireless PLC	860,424	2,555
	Marks & Spencer Group PLC	634,205	2,317
	Lonmin PLC	53,847	2,202
	Severn Trent PLC	88,206	2,140
	Kingfisher PLC	896,371	2,137
	Wolseley PLC	267,868	2,025
	Johnson Matthey PLC	80,556	1,960
	J. Sainsbury PLC	311,698	1,955
	Hammerson PLC	110,872	1,955
	Carnival PLC	62,373	1,859
	3i Group PLC	143,630	1,819
	The Sage Group PLC	501,194	1,755
	Thomson Reuters PLC	78,399	1,752
*	Cairn Energy PLC	46,530	1,737
	Liberty International PLC	95,781	1,656
	Associated British Foods PLC	127,764	1,621
	Friends Provident PLC	925,420	1,574
	Rexam PLC	220,149	1,564
	Group 4 Securicor PLC	430,717	1,558
	Cobham PLC	440,899	1,499
	Bunzl PLC	126,844	1,492
	Drax Group PLC	110,000	1,481
	FirstGroup PLC	149,832	1,430
	ICAP PLC	220,642	1,423
	Next PLC	75,211	1,387
	Amec PLC	119,853	1,375
	Segro PLC	165,923	1,251
	Tate & Lyle PLC	176,593	1,213
	Burberry Group PLC	166,621	1,178
	Home Retail Group	278,345	1,173
	ITV PLC	1,510,942	1,135
	LogicaCMG PLC	563,550	1,103
	GKN PLC	301,561	1,071
	InterContinental Hotels Group PLC	80,426	996
	Tomkins PLC	351,250	981
	London Stock Exchange PLC	59,158	937

	Persimmon PLC	126,389	920
	Whitbread PLC	48,555	918
	Schroders PLC	48,892	902
	Rentokil Initial PLC	714,949	887
	Serco Group PLC	130,594	852
	Investec PLC	153,066	836
	Vedanta Resources PLC	39,856	835
	Eurasian Natural Resources Corp.	90,154	821
	Hays PLC	564,767	818
	United Business Media Ltd.	92,716	817
*	Invensys PLC	216,832	806
	Thomas Cook Group PLC	197,073	782
	Antofagasta PLC	107,603	782
	Mitchells & Butlers PLC	194,309	770
	William Hill PLC	166,680	703
	Balfour Beatty PLC	127,716	694
	Daily Mail and General Trust PLC	114,705	662
	National Express Group PLC	42,600	616
	Kazakhmys PLC	56,488	593
	Stagecoach Group PLC	129,059	586
	IMI PLC	85,676	578
	British Airways PLC	189,153	577
	Meggitt PLC	169,511	570
	TUI Travel PLC	144,423	558
	Ladbrokes PLC	159,500	539
	Alliance & Leicester PLC	99,668	486
	Inchcape PLC	136,989	463
	Enterprise Inns PLC	138,184	446
	Mondi PLC	95,469	446
	Carphone Warehouse PLC	143,241	442
	The Berkeley Group Holdings PLC	20,155	275
			765,254
Total Investments (100.1%) (Cost $4,017,725)			3,567,764
Other Assets and Liabilities-Net (-0.1%)			(2,592)
Net Assets (100%)			3,565,172

*	Non-income-producing security.
	ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2008, the cost of investment securities for tax purposes was $4,017,725,000. Net unrealized depreciation of investment securities for tax purposes was $449,961,000, consisting of unrealized gains of $135,332,000 on securities that had risen in value since their purchase and $585,293,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	7,598
Level 2- Other significant observable inputs	3,560,166
Level 3- Significant unobservable inputs
Total	3,567,764

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.